UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Accumulative Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.8%
Precision Castparts Corp.	90	$22,748

Airlines – 2.1%
Delta Air Lines, Inc.	420	14,553
UAL Corp. (A)	275	12,273

		26,826

Apparel Retail – 1.1%
Limited Brands, Inc.	260	14,760

Application Software – 1.3%
Adobe Systems, Inc. (A)	250	16,435

Auto Parts & Equipment – 0.5%
BorgWarner, Inc.	110	6,762

Automobile Manufacturers – 2.6%
DaimlerChrysler AG, Registered Shares (B)	190	17,954
Ford Motor Co.	1,000	15,600

		33,554

Biotechnology – 7.7%
Alexion Pharmaceuticals, Inc. (A)(C)	60	9,128
Biogen Idec, Inc. (A)(C)	70	21,411
BioMarin Pharmaceutical, Inc. (A)	85	5,798
Enzymotec Ltd. (A)	55	1,211
Gilead Sciences, Inc. (A)	430	30,469
Ironwood Pharmaceuticals, Inc., Class A (A)	425	5,236
Keryx Biopharmaceuticals, Inc. (A)	175	2,982
KYTHERA Biopharmaceuticals, Inc. (A)	345	13,717
Medivation, Inc. (A)	150	9,656

		99,608

Brewers – 1.8%
Anheuser-Busch InBev S.A. ADR	220	23,166

Broadcasting – 2.7%
CBS Corp., Class B	280	17,304
Discovery Holding Co., Class A (A)	215	17,781

		35,085

Cable & Satellite – 3.1%
Comcast Corp., Class A	300	15,006
Time Warner Cable, Inc.	180	24,691

		39,697

Casinos & Gaming – 2.7%
Las Vegas Sands, Inc.	425	34,332

Coal & Consumable Fuels – 0.8%
Joy Global, Inc.	175	10,150

Computer Hardware – 5.6%
Apple, Inc. (C)	135	72,460

Construction & Farm Machinery & Heavy Trucks – 0.5%
Westinghouse Air Brake Technologies Corp.	90	6,975

Consumer Electronics – 1.7%
Harman International Industries, Inc. (C)	205	21,812

Data Processing & Outsourced Services – 2.3%
MasterCard, Inc., Class A	160	11,952
Visa, Inc., Class A	85	18,348

		30,300

Diversified Chemicals – 1.7%
Dow Chemical Co. (The)	440	21,380

Footwear – 0.9%
NIKE, Inc., Class B	165	12,187

Health Care Equipment – 0.1%
Inogen, Inc. (A)	75	1,238

Health Care Facilities – 0.9%
HCA Holdings, Inc. (A)	175	9,188
Surgical Care Affiliates, Inc. (A)	100	3,075

		12,263

Health Care Services – 0.0%
Premier, Inc. (A)	7	215

Hotels, Resorts & Cruise Lines – 2.3%
Hilton Worldwide Holdings, Inc. (A)	300	6,672
Norwegian Cruise Line Holdings Ltd. (A)	225	7,261
Starwood Hotels & Resorts Worldwide, Inc.	200	15,920

		29,853

Human Resource & Employment Services – 0.1%
Paylocity Holding Corp. (A)	39	933

Hypermarkets & Super Centers – 1.7%
Costco Wholesale Corp.	200	22,336

Industrial Machinery – 3.4%
Flowserve Corp.	130	10,184
Pall Corp.	150	13,421
Pentair, Inc.	255	20,232

		43,837

Internet Retail – 0.1%
Coupons.com, Inc. (A)	65	1,602

Internet Software & Services – 0.7%
Facebook, Inc., Class A (A)	150	9,036

Leisure Facilities – 1.9%
Intrawest Resorts Holdings, Inc. (A)	200	2,608
Vail Resorts, Inc.	315	21,956

		24,564

Motorcycle Manufacturers – 2.8%
Harley-Davidson, Inc.	550	36,635

Movies & Entertainment – 1.6%
AMC Entertainment Holdings, Inc., Class A (A)	200	4,850
News Corp. Ltd., Class A	500	15,985

		20,835

Oil & Gas Drilling – 0.3%
Patterson-UTI Energy, Inc.	140	4,435

Oil & Gas Equipment & Services – 1.2%
National Oilwell Varco, Inc.	200	15,574

Oil & Gas Exploration & Production – 3.4%
Cimarex Energy Co.	25	2,978
Equitable Resources, Inc.	80	7,758
Noble Energy, Inc.	290	20,601
Southwestern Energy Co. (A)	275	12,653

		43,990

Oil & Gas Storage & Transportation – 0.6%
MarkWest Energy Partners L.P.	115	7,512

Other Diversified Financial Services – 2.6%
Citigroup, Inc.	200	9,520
JPMorgan Chase & Co.	400	24,283

		33,803

Packaged Foods & Meats – 2.2%
Hain Celestial Group, Inc. (The) (A)	100	9,147
Mead Johnson Nutrition Co.	240	19,954

		29,101

Pharmaceuticals – 9.3%
Akorn, Inc. (A)	150	3,300
Allergan, Inc.	150	18,615
Aratana Therapeutics, Inc. (A)	290	5,382
Jazz Pharmaceuticals plc (A)(C)	165	22,883
Perrigo Co. Ltd.	120	18,559
Revance Therapeutics, Inc. (A)	146	4,589
Shire Pharmaceuticals Group plc ADR	95	14,110
Teva Pharmaceutical Industries Ltd. ADR	150	7,926
Valeant Pharmaceuticals International (A)	180	23,730

		119,094

Railroads – 5.5%
Canadian Pacific Railway Ltd. (C)	240	36,104
Kansas City Southern	350	35,721

		71,825

Real Estate Services – 0.3%
RE/MAX Holdings, Inc., Class A	125	3,604

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	111	9,614
Signature Bank (A)	75	9,419
Texas Capital Bancshares, Inc. (A)	85	5,520

		24,553

Restaurants – 7.0%
Dunkin’ Brands Group, Inc.	455	22,832
Panera Bread Co., Class A (A)	230	40,587
Starbucks Corp.	360	26,417

		89,836

Semiconductor Equipment – 1.7%
Applied Materials, Inc.	1,100	22,462

Semiconductors – 0.6%
NXP Semiconductors N.V. (A)	125	7,351

Systems Software – 1.0%
Microsoft Corp.	300	12,297

Tobacco – 1.3%
Philip Morris International, Inc.	200	16,374

Trading Companies & Distributors – 0.9%
Fastenal Co.	235	11,590

TOTAL COMMON STOCKS – 96.3%		$1,244,985
(Cost: $934,338)

INVESTMENT FUNDS
Registered Investment Companies – 0.5%
iShares Russell 2000 Value, ETF	65	6,555

TOTAL INVESTMENT FUNDS – 0.5%		$6,555
(Cost: $6,298)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Adobe Systems, Inc.,
Call $72.50, Expires 7–18–14	300	40
Allergan, Inc.,
Call $130.00, Expires 4–18–14	100	18
Harley-Davidson, Inc.,
Call $70.00, Expires 5–16–14	100	9
Jazz Pharmaceuticals plc,
Call $170.00, Expires 6–20–14	100	30
lululemon athletica, Inc.:
Call $72.50, Expires 6–20–14	300	7
Call $75.00, Expires 6–20–14	300	5

TOTAL PURCHASED OPTIONS – 0.0%		$109
(Cost: $575)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.7%
BMW U.S. Capital LLC (GTD by BMW AG),
0.090%, 4–10–14 (D)	$2,165	2,165
Danaher Corp.,
0.090%, 4–11–14 (D)	12,000	12,000
Novartis Finance Corp. (GTD by Novartis AG),
0.050%, 4–1–14 (D)	14,612	14,611
Roche Holdings, Inc.,
0.070%, 4–25–14 (D)	10,000	10,000
Total Capital Canada Ltd. (GTD by Total S.A.),
0.080%, 4–24–14 (D)	5,000	5,000
Walt Disney Co. (The),
0.080%, 4–22–14 (D)	4,000	4,000

		47,776

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.099%, 4–2–14 (E)	4,011	4,011

TOTAL SHORT-TERM SECURITIES – 4.0%		$51,787
(Cost: $51,787)

TOTAL INVESTMENT SECURITIES – 100.8%		$1,303,436
(Cost: $992,998)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)		(9,836)

NET ASSETS – 100.0%		$1,293,600

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Listed on an exchange outside the United States.
(C)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(D)	Rate shown is the yield to maturity at March 31, 2014.
(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Alexion Pharmaceuticals, Inc.	N/A	Call	89	May 2014	$180.00	$128	$(18)
Apple, Inc.	N/A	Call	100	April 2014	570.00	20	(6)
Biogen Idec, Inc.	N/A	Call	90	April 2014	390.00	20	(3)
Canadian Pacific Railway Ltd.	N/A	Call	100	April 2014	165.00	6	(2)
Harman International Industries, Inc.	N/A	Call	150	April 2014	95.00	27	(173)
	N/A	Call	150	April 2014	100.00	16	(104)
Jazz Pharmaceuticals plc	N/A	Call	111	April 2014	175.00	10	(2)

						$227	$(308)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$401,514	$—	$—
Consumer Staples	90,977	—	—
Energy	81,661	—	—
Financials	61,960	—	—
Health Care	232,418	—	—
Industrials	184,734	—	—
Information Technology	170,341	—	—
Materials	21,380	—	—
Total Common Stocks	$1,244,985	$—	$—
Investment Funds	6,555	—	—
Purchased Options	109	—	—
Short-Term Securities	—	51,787	—
Total	$1,251,649	$51,787	$—
Liabilities
Written Options	$285	$23	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$992,998

Gross unrealized appreciation	320,270
Gross unrealized depreciation	(9,832)

Net unrealized appreciation	$310,438

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.3%
Omnicom Group, Inc. (A)	158	$11,442

Aerospace & Defense – 1.1%
Boeing Co. (The) (B)	225	28,261
Precision Castparts Corp.	53	13,295

		41,556

Airlines – 0.4%
Japan Airlines Corp. (C)	300	14,755

Application Software – 1.6%
Adobe Systems, Inc. (A)(B)	326	21,444
Intuit, Inc.	518	40,248

		61,692

Asset Management & Custody Banks – 2.5%
Apollo Global Management LLC	615	19,557
Blackstone Group L.P. (The)	1,344	44,695
KKR & Co. L.P.	1,252	28,593

		92,845

Auto Parts & Equipment – 1.1%
Continental AG (C)	163	38,955

Automobile Manufacturers – 3.9%
Bayerische Motoren Werke AG (B)(C)	353	44,544
DaimlerChrysler AG, Registered Shares (C)	340	32,090
Fuji Heavy Industries Ltd. (C)	1,314	35,547
Toyota Motor Corp. (C)	537	30,305

		142,486

Biotechnology – 2.1%
Amgen, Inc.	226	27,813
Biogen Idec, Inc. (A)	60	18,322
Gilead Sciences, Inc. (A)(B)	424	30,009

		76,144

Broadcasting – 2.1%
CBS Corp., Class B	1,230	75,995

Cable & Satellite – 0.8%
British Sky Broadcasting Group plc (C)	802	12,203
Comcast Corp., Class A	380	19,007

		31,210

Casinos & Gaming – 15.1%
Dynam Japan Holdings Co. Ltd. (C)	2,550	7,611
Galaxy Entertainment Group (C)	25,010	217,484
Las Vegas Sands, Inc.	218	17,634
Macau Legend Development Ltd. (A)(C)	13,745	11,448
Sands China Ltd. (C)	22,407	167,408
Wynn Resorts Ltd.	625	138,933

		560,518

Computer Hardware – 1.0%
Apple, Inc. (B)	66	35,640

Consumer Electronics – 3.1%
Panasonic Corp. (C)	4,581	52,064
Sony Corp. (C)	3,230	61,704

		113,768

Diversified Banks – 7.3%
BNP Paribas (B)(C)	328	25,262
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (C)	8,000	43,945
Mizuho Financial Group, Inc. (C)	28,473	56,277
Societe Generale (C)	391	24,056
Sumitomo Mitsui Financial Group, Inc. (C)	1,244	53,152
Sumitomo Mitsui Trust Holdings, Inc. (C)	10,265	46,345
Wells Fargo & Co.	484	24,064

		273,101

Diversified Chemicals – 0.9%
Dow Chemical Co. (The) (B)	640	31,088

Electronic Equipment & Instruments – 0.6%
FUJIFILM Holdings Corp. (C)	771	20,707

Home Entertainment Software – 0.5%
Activision Blizzard, Inc.	876	17,899

Hotels, Resorts & Cruise Lines – 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	515	41,018

Industrial Conglomerates – 0.8%
Hutchison Whampoa Ltd., Ordinary Shares (C)	2,334	30,903

Integrated Oil & Gas – 0.7%
Occidental Petroleum Corp.	277	26,405

Integrated Telecommunication Services – 0.2%
BT Group plc (C)	1,390	8,796

Internet Retail – 0.6%
Amazon.com, Inc. (A)(B)	64	21,571

Internet Software & Services – 1.1%
Tencent Holdings Ltd. (C)	599	41,677

Investment Banking & Brokerage – 2.3%
Goldman Sachs Group, Inc. (The)	246	40,323
Nomura Holdings, Inc. (C)	6,915	44,353

		84,676

IT Consulting & Other Services – 1.2%
Cognizant Technology Solutions Corp., Class A (A)	854	43,204

Life & Health Insurance – 5.0%
AIA Group Ltd. (C)	21,122	100,209
MetLife, Inc.	756	39,933
Ping An Insurance (Group) Co. of China Ltd., A Shares (C)	879	5,311
Prudential Financial, Inc.	449	38,008

		183,461

Managed Health Care – 0.3%
Humana, Inc.	86	9,705

Movies & Entertainment – 8.1%
Delta Topco Ltd. (A)(D)	104,001	120,616
Legend Pictures LLC (A)(D)(M)	22	44,125
Media Group Holdings LLC (A)(D)(E)(M)	43	92,958
News Corp. Ltd., Class A	1,291	41,270

		298,969

Multi-Line Insurance – 3.2%
Allianz AG, Registered Shares (C)	271	45,792
American International Group, Inc.	772	38,613
Axa S.A. (C)	1,241	32,243

		116,648

Oil & Gas Exploration & Production – 1.0%
ConocoPhillips	512	35,991

Oil & Gas Refining & Marketing – 1.6%
Phillips 66	743	57,275

Oil & Gas Storage & Transportation – 1.1%
Plains GP Holdings L.P., Class A	1,503	42,057

Pharmaceuticals – 2.0%
AstraZeneca plc (C)	244	15,782
Pfizer, Inc.	1,403	45,068
Roche Holdings AG, Genusscheine (C)	52	15,677

		76,527

Reinsurance – 1.2%
Swiss Re Ltd. (C)	461	42,762

Research & Consulting Services – 1.7%
Nielsen Holdings N.V.	1,356	60,528

Semiconductor Equipment – 1.1%
Applied Materials, Inc.	2,080	42,463

Semiconductors – 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (C)	3,219	12,526
Texas Instruments, Inc.	855	40,323

		52,849

Specialty Chemicals – 0.5%
LyondellBasell Industries N.V., Class A	221	19,638

Systems Software – 1.3%
Microsoft Corp.	560	22,950
Oracle Corp. (B)	603	24,653

		47,603

Tobacco – 1.5%
Philip Morris International, Inc.	685	56,114

Wireless Telecommunication Service – 0.7%
NTT DoCoMo, Inc. (C)	1,644	25,931

TOTAL COMMON STOCKS – 84.1%		$3,106,572
(Cost: $2,254,619)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Adobe Systems, Inc.,
Call $72.50, Expires 7–18–14, OTC (Ctrpty: Citibank N.A.)	569	77
Alliance Data Systems Corp.,
Call $290.00, Expires 6–20–14, OTC (Ctrpty: Societe General Bank)	132	102
Amazon.com, Inc.,
Call $380.00, Expires 5–16–14, OTC (Ctrpty: Bank of America N.A.)	260	100

Apple, Inc.:
Call $565.00, Expires 4–18–14, OTC (Ctrpty: Goldman Sachs International)	26	2
Call $505.00, Expires 10–17–14, OTC (Ctrpty: Goldman Sachs International)	102	515
Bayerische Motoren Werke AG,
Call EUR90.00, Expires 6–20–14, OTC (Ctrpty: Bank of America N.A.)(F)	626	353
BNP Paribas,
Call EUR60.00, Expires 12–19–14, OTC (Ctrpty: Bank of America N.A.)(F)	1,166	411
Boeing Co. (The),
Call $130.00, Expires 5–16–14, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	588	109
CBS Corp., Class B:
Call $65.00, Expires 4–18–14, OTC (Ctrpty: Deutsche Bank AG)	1,054	32
Call $66.00, Expires 4–18–14, OTC (Ctrpty: Deutsche Bank AG)	1,054	26
ConocoPhillips,
Call $72.50, Expires 8–15–14, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	1,428	183
DIRECTV,
Call $80.00, Expires 6–20–14, OTC (Ctrpty: Societe Generale Bank)	345	101
Dow Chemical Co. (The),
Call $50.00, Expires 6–20–14, OTC (Ctrpty: Citibank N.A.)	1,259	185
FTSE 100 Index,
Call GBP6,700.00, Expires 6–20–14, OTC (Ctrpty: Barclays Bank plc)(F)	511	650
Gilead Sciences, Inc.,
Call $90.00, Expires 5–16–14, OTC (Ctrpty: Barclays Bank plc)	1,133	12
Google, Inc., Class A,
Call $1,200.00, Expires 6–20–14, OTC (Ctrpty: UBS AG)	83	198
Hewlett-Packard Co.,
Call $34.00, Expires 6–20–14, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	2,070	229
Nikkei 225 Index:
Call JPY15,250.00, Expires 4–11–14, OTC (Ctrpty: UBS AG)(F)	593	488
Call JPY15,750.00, Expires 4–11–14, OTC (Ctrpty: UBS AG)(F)	42	7
Call JPY15,500.00, Expires 6–13–14, OTC (Ctrpty: UBS AG)(F)	508	1,674
Call JPY16,500.00, Expires 6–13–14, OTC (Ctrpty: Bank of America N.A.)(F)	251	267
Oracle Corp.,
Call $41.00, Expires 5–16–14, OTC (Ctrpty: Bank of America N.A.)	2,512	275
QUALCOMM, Inc.,
Call $82.50, Expires 6–20–14, OTC (Ctrpty: Citibank N.A.)	1,159	127
Roche Holdings AG, Genusscheine,
Call CHF280.00, Expires 12–19–14(F)	230	229
S&P 500 Index:
Put $1,725.00, Expires 4–4–14	416	6
Put $1,825.00, Expires 4–4–14	416	70
Texas Instruments, Inc.,
Call $47.00, Expires 7–18–14, OTC (Ctrpty: Deutsche Bank AG)	871	165
Visa, Inc., Class A,
Call $220.00, Expires 5–16–14, OTC (Ctrpty: Barclays Bank plc)	414	196

Wells Fargo & Co.,
Call $50.00, Expires 6–20–14, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	1,863	216

TOTAL PURCHASED OPTIONS – 0.2%		$7,005
(Cost: $10,099)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.4%
Aston Martin Holdings Ltd.,
10.250%, 7–15–18 (G)(H)	$13,695	14,242

Movies & Entertainment – 3.6%
Circuit of the Americas LLC, Series A,
16.000%, 7–31–18	5,000	3,000
Circuit of the Americas LLC, Series B,
16.000%, 7–31–18 (H)	6,175	3,705
Delta Topco Ltd.,
10.000%, 11–24–60 (D)(H)	87,217	87,217
Legendary Pictures Funding LLC and Legendary Finance, Inc.,
8.000%, 3–15–18	41,100	41,100

		135,022

TOTAL CORPORATE DEBT SECURITIES – 4.0%		$149,264
(Cost: $154,086)

LOANS
Movies & Entertainment – 0.6%
Circuit of the Americas LLC,
6.000%, 6–30–17 (I)	1,255	1,255
Formula One Holdings Ltd. and Alpha Topco Ltd.,
9.250%, 10–16–19 (I)	20,800	21,658

		22,913

TOTAL LOANS – 0.6%		$22,913
(Cost: $21,797)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage–Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 9–15–17 (J)	144	3
5.000%, 4–15–19 (J)	4	—	*
5.500%, 3–15–23 (J)	272	29
5.500%, 10–15–25 (J)	1,546	231
5.500%, 5–15–33 (J)	838	154
6.000%, 11–15–35 (J)	613	115
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (J)	418	60
5.000%, 11–25–23 (J)	10	—	*
5.500%, 8–25–33 (J)	909	148
5.500%, 12–25–33 (J)	932	67
5.500%, 4–25–34 (J)	1,266	213
5.500%, 11–25–36 (J)	1,482	254
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (J)	395	19
5.000%, 7–20–33 (J)	87	3
5.500%, 11–20–33 (J)	493	23
5.500%, 7–20–35 (J)	494	89

		1,408

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$1,408
(Cost: $5,146)

BULLION – 7.1%	Troy Ounces
Gold	204	$261,808

(Cost: $245,135)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.1%
Citibank N.A.,
0.160%, 6–3–14	$2,000	2,000

Commercial Paper – 3.3%
Air Products and Chemicals, Inc.,
0.100%, 4–17–14 (K)	4,000	4,000
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.100%, 4–28–14 (K)	12,500	12,499
Bank of Nova Scotia,
0.150%, 6–23–14 (K)	10,000	9,997
Becton Dickinson & Co.,
0.140%, 4–29–14 (K)	15,000	14,998
BMW U.S. Capital LLC (GTD BMW AG),
0.080%, 4–9–14 (K)	5,000	5,000
Illinois Tool Works, Inc.,
0.090%, 4–2–14 (K)	2,000	2,000
L Oreal USA, Inc.,
0.060%, 4–8–14 (K)	4,685	4,685
Mondelez International, Inc.,
0.160%, 4–1–14 (K)	7,106	7,106
Roche Holdings, Inc.,
0.080%, 4–10–14 (K)	10,000	10,000
Toronto–Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank):
0.110%, 4–25–14 (K)	5,000	5,000
0.130%, 5–27–14 (K)	10,000	9,998
Total Capital Canada Ltd. (GTD by Total S.A.),
0.080%, 4–24–14 (K)	17,500	17,498
Wisconsin Gas LLC:
0.070%, 4–3–14 (K)	4,000	4,000
0.100%, 4–9–14 (K)	15,700	15,700

		122,481

Municipal Obligations – Taxable – 0.2%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.070%, 4–1–14 (L)	9,000	9,000

TOTAL SHORT-TERM SECURITIES – 3.6%		$133,481
(Cost: $133,481)

TOTAL INVESTMENT SECURITIES – 99.6%		$3,682,451
(Cost: $2,824,363)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		14,609

NET ASSETS – 100.0%		$3,697,060

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Listed on an exchange outside the United States.

(D)	Restricted securities. At March 31, 2014, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 5-1-12	104,001	$70,393	$120,616
Legend Pictures LLC	12-18-12	22	41,637	44,125
Media Group Holdings LLC	4-23-13	43	92,957	92,958
		Principal
Delta Topco Ltd.	1-23-12 to 6-18-12	$87,217	88,116	87,217
			$293,103	$344,916

The total value of these securities represented 9.3% of net assets at March 31, 2014.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (CHF - Swiss Franc, EUR - Euro, GBP - British Pound and JPY - Japanese Yen).

(G)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the total value of these securities amounted to $14,242 or 0.4% of net assets.

(H)	Payment-in-kind bonds.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at March 31, 2014.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

(M)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

The following forward foreign currency contracts were outstanding at March 31, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	State Street Global Markets	289,418	4-28-14	$29	$—
Sell	Japanese Yen	Goldman Sachs International	3,034,430	4-28-14	204	—
Sell	Japanese Yen	UBS AG	2,871,219	4-28-14	277	—
Sell	Japanese Yen	Citibank N.A.	4,624,863	4-28-14	487	—
Sell	Japanese Yen	Morgan Stanley International	8,258,763	4-28-14	575	—
Sell	Japanese Yen	Barclays Capital, Inc.	13,317,666	4-28-14	1,206	—
Sell	Japanese Yen	Deutsche Bank AG	18,209,772	4-28-14	1,292	—
					$4,070	$—

The following written options were outstanding at March 31, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price		Premium Received	Value
Adobe Systems, Inc.	Citibank N.A.	Put	569	July 2014		$60.00	$85	$(89)
	Citibank N.A.	Call	569	July 2014		80.00	65	(21)
Alliance Data Systems Corp.	Societe General Bank	Put	132	June 2014		240.00	52	(60)
	Societe General Bank	Call	132	June 2014		330.00	13	(17)
Amazon.com, Inc.	Bank of America N.A.	Put	260	May 2014		330.00	247	(363)
	Bank of America N.A.	Call	260	May 2014		420.00	100	(24)
Apple, Inc.	UBS AG	Call	144	April 2014		570.00	53	(8)
	Goldman Sachs International	Call	26	April 2014		605.00	8	— *
Bayerische Motoren Werke AG	Bank of America N.A.	Call	626	June 2014	EUR	96.00	93	(135)

BNP Paribas	Bank of America N.A.	Put	1,166	December 2014		48.00	349	(326)
	Bank of America N.A.	Call	1,166	December 2014		72.00	155	(79)
Boeing Co. (The)	Morgan Stanley & Co., Inc.	Put	294	May 2014		$115.00	49	(33)
	Morgan Stanley & Co., Inc.	Put	294	May 2014		120.00	81	(63)
	Morgan Stanley & Co., Inc.	Call	588	May 2014		140.00	65	(16)
ConocoPhillips	JPMorgan Chase Bank N.A.	Put	714	May 2014		62.50	66	(11)
DIRECTV	Societe Generale Bank	Put	345	June 2014		67.50	54	(40)
	Societe Generale Bank	Call	345	June 2014		90.00	34	(32)
Dow Chemical Co. (The)	Citibank N.A.	Put	1,259	June 2014		44.00	128	(84)
	Citibank N.A.	Call	1,259	June 2014		55.00	55	(35)
FTSE 100 Index	Barclays Bank plc	Put	511	June 2014	GBP	5,900.00	896	(220)
Gilead Sciences, Inc.	Barclays Bank plc	Put	1,133	May 2014		$75.00	236	(694)
	Barclays Bank plc	Call	1,133	May 2014		100.00	88	(3)
Google, Inc., Class A	UBS AG	Put	83	June 2014		1,000.00	124	(123)
	UBS AG	Call	83	June 2014		1,300.00	81	(64)
Hewlett-Packard Co.	JPMorgan Chase Bank N.A.	Put	2,070	June 2014		28.00	95	(98)
	JPMorgan Chase Bank N.A.	Call	2,070	June 2014		38.00	60	(55)
Nikkei 225 Index	UBS AG	Put	85	April 2014	JPY	14,000.00	235	(33)
	UBS AG	Put	42	April 2014		14,500.00	191	(55)
	UBS AG	Call	85	April 2014		16,250.00	157	(3)
	UBS AG	Call	255	April 2014		16,500.00	147	(7)
	Bank of America N.A.	Call	251	April 2014		16,500.00	173	(7)
	UBS AG	Put	508	June 2014		13,500.00	1,403	(886)
Oracle Corp.	Bank of America N.A.	Call	2,512	May 2014		$44.00	30	(50)
QUALCOMM, Inc.	Citibank N.A.	Put	1,159	June 2014		75.00	158	(160)
Roche Holdings AG, Genusscheine	N/A	Put	230	December 2014	CHF	230.00	141	(112)
S&P 500 Index	N/A	Put	832	April 2014		$1,775.00	256	(29)
Texas Instruments, Inc.	Deutsche Bank AG	Put	871	July 2014		38.00	26	(17)
Visa, Inc., Class A	Barclays Bank plc	Put	414	May 2014		200.00	83	(80)
	Barclays Bank plc	Call	414	May 2014		235.00	41	(44)
Wells Fargo & Co.	Morgan Stanley & Co., Inc.	Put	1,863	June 2014		44.00	49	(42)
							$6,422	$(4,218)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,078,233	$—	$257,700
Consumer Staples	56,114	—	—
Energy	161,728	—	—
Financials	793,493	—	—
Health Care	162,376	—	—
Industrials	147,742	—	—
Information Technology	363,733	—	—
Materials	50,726	—	—
Telecommunication Services	34,727	—	—
Total Common Stocks	$2,848,872	$—	$257,700
Purchased Options	305	6,700	—
Corporate Debt Securities	—	14,242	135,022
Loans	—	—	22,913
United States Government Agency Obligations	—	1,408	—
Bullion	261,808	—	—
Short-Term Securities	—	133,481	—
Total	$3,110,985	$155,831	$415,635
Forward Foreign Currency Contracts	$—	$4,070	$—
Liabilities
Written Options	$141	$4,077	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Loans
Beginning Balance 7-1-13	$164,653	$136,509	$23,213
Net realized gain (loss)	—	—	—
Net unrealized appreciation (depreciation)	14,736	(3,400)	(181)
Purchases	78,311	9,284	—
Sales	—	(7,371)	(145)
Accrued discounts/premiums		—	26
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 3-31-14	$257,700	$135,022	$22,913
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-14	$14,736	$(3,400)	$(181)

There were no transfers between any levels during the period ended March 31, 2014.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3-31-14	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$164,742	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.5 to 9.5%
			Illiquidity discount	7.5 to 10%
	92,958	Purchase Price	Purchase Price	$2,147.47
Corporate Debt Securities	6,705	Broker quote	Broker quote	60
	41,100	Purchase price	Purchase price	100

	87,217	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.5%
			Illiquidity discount	7.5%
Loans	23,913	Third-party valuation service	Broker quotes	100 to 104.125

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY FUND

WRA ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Waddell & Reed Advisors Asset Strategy Fund (referred to as “the Fund” in this subsection). WRA ASF III (SBP), LLC and WRA ASF, LLC (each a “Company”), collectively “the Companies”, Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, as applicable, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of March 31, 2014 of the Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
WRA ASF II, Ltd.	1-31-13	4-10-13	$3,697,060	$183,185	4.95%
WRA ASF III (SBP), LLC	4-9-13	4-23-13	3,697,060	92,959	2.51
WRA ASF, LLC	12-10-12	12-18-12	3,697,060	44,126	1.19

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,824,363

Gross unrealized appreciation	907,108
Gross unrealized depreciation	(49,020)

Net unrealized appreciation	$858,088

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.1%
Boeing Co. (The)	134	$16,841
Honeywell International, Inc.	185	17,197
Precision Castparts Corp.	63	16,000

		50,038

Apparel Retail – 1.6%
Limited Brands, Inc.	359	20,392

Apparel, Accessories & Luxury Goods – 0.8%
lululemon athletica, Inc. (A)	178	9,372

Application Software – 1.3%
Intuit, Inc.	200	15,507

Asset Management & Custody Banks – 1.5%
Northern Trust Corp.	280	18,376

Brewers – 1.6%
Anheuser-Busch InBev S.A. ADR	187	19,723

Broadcasting – 1.4%
CBS Corp., Class B	284	17,551

Cable & Satellite – 2.4%
Comcast Corp., Class A	327	16,337
Time Warner Cable, Inc.	102	13,992

		30,329

Computer Hardware – 1.3%
Apple, Inc.	29	15,619

Construction & Farm Machinery & Heavy Trucks – 1.4%
Cummins, Inc.	118	17,566

Consumer Finance – 1.5%
American Express Co.	207	18,636

Data Processing & Outsourced Services – 1.2%
Alliance Data Systems Corp. (A)	55	14,876

Distillers & Vintners – 2.9%
Brown-Forman Corp., Class B	229	20,511
Constellation Brands, Inc. (A)	173	14,717

		35,228

Diversified Chemicals – 3.1%
Dow Chemical Co. (The)	385	18,712
PPG Industries, Inc.	97	18,688

		37,400

Electrical Components & Equipment – 1.4%
Rockwell Automation, Inc.	136	16,964

Health Care Equipment – 1.3%
Covidien plc	214	15,793

Home Improvement Retail – 1.4%
Home Depot, Inc. (The)	213	16,855

Hotels, Resorts & Cruise Lines – 0.7%
Hyatt Hotels Corp., Class A (A)	164	8,841

Household Products – 1.3%
Colgate-Palmolive Co.	243	15,731

Industrial Conglomerates – 1.2%
3M Co.	107	14,475

Industrial Gases – 0.8%
Praxair, Inc.	77	10,019

Industrial Machinery – 2.4%
Pall Corp.	148	13,206
Pentair, Inc.	208	16,479

		29,685

Integrated Oil & Gas – 1.2%
Exxon Mobil Corp.	153	14,916

Internet Retail – 1.3%
Amazon.com, Inc. (A)	48	16,052

IT Consulting & Other Services – 1.6%
Cognizant Technology Solutions Corp., Class A (A)	388	19,627

Managed Health Care – 1.0%
UnitedHealth Group, Inc.	150	12,274

Motorcycle Manufacturers – 1.3%
Harley-Davidson, Inc.	246	16,359

Movies & Entertainment – 1.4%
Twenty-First Century Fox, Inc.	544	16,939

Multi-Line Insurance – 1.3%
American International Group, Inc.	321	16,043

Oil & Gas Equipment & Services – 2.6%
National Oilwell Varco, Inc.	212	16,485
Schlumberger Ltd.	157	15,337

		31,822

Oil & Gas Exploration & Production – 2.8%
ConocoPhillips	239	16,793
Noble Energy, Inc.	230	16,346

		33,139

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	227	17,473

Oil & Gas Storage & Transportation – 1.3%
Plains GP Holdings L.P., Class A	267	7,473
Regency Energy Partners L.P.	334	9,078

		16,551

Other Diversified Financial Services – 3.2%
Citigroup, Inc.	369	17,541
JPMorgan Chase & Co.	341	20,691

		38,232

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Co.	165	13,685

Personal Products – 1.5%
Estee Lauder Co., Inc. (The), Class A	282	18,887

Pharmaceuticals – 2.7%
GlaxoSmithKline plc ADR	272	14,512
Johnson & Johnson	191	18,800

		33,312

Property & Casualty Insurance – 1.0%
Travelers Co., Inc. (The)	143	12,135

Railroads – 1.5%
Union Pacific Corp.	99	18,597

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	260	22,577

Research & Consulting Services – 0.6%
Verisk Analytics, Inc., Class A (A)	126	7,567

Restaurants – 0.9%
Panera Bread Co., Class A (A)	60	10,535

Semiconductor Equipment – 1.6%
Applied Materials, Inc.	1,001	20,433

Semiconductors – 1.2%
Microchip Technology, Inc.	309	14,744

TOTAL COMMON STOCKS – 70.9%		$870,875
(Cost: $616,868)

CORPORATE DEBT SECURITIES	Principal

Aerospace & Defense – 0.2%
General Dynamics Corp., 1.000%, 11–15–17	$1,000	981
Northrop Grumman Corp., 1.750%, 6–1–18	950	935

		1,916

Apparel Retail – 0.3%
Limited Brands, Inc.:
6.625%, 4–1–21	2,915	3,276
5.625%, 2–15–22	744	786

		4,062

Apparel, Accessories & Luxury Goods – 0.2%
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (B)	2,000	2,015

Asset Management & Custody Banks – 0.3%
Ares Capital Corp.,
4.875%, 11–30–18	3,300	3,409

Auto Parts & Equipment – 0.1%
Delphi Corp.,
5.000%, 2–15–23	808	856

Automobile Manufacturers – 1.0%
Ford Motor Co., Convertible,
4.250%, 11–15–16	4,000	7,242
Hyundai Capital America,
2.875%, 8–9–18 (B)	1,200	1,223
Toyota Motor Credit Corp.:
0.526%, 5–17–16 (C)	1,000	1,004
2.050%, 1–12–17	500	513
2.000%, 10–24–18	2,000	1,997

		11,979

Biotechnology – 0.2%
Amgen, Inc.,
2.125%, 5–15–17	2,250	2,294

Brewers – 0.2%
Heineken N.V.,
1.400%, 10–1–17 (B)	750	747

SABMiller Holdings, Inc.,
2.200%, 8–1–18 (B)	1,800	1,798

		2,545

Broadcasting – 0.1%
Discovery Communications LLC,
3.300%, 5–15–22	900	878

Cable & Satellite – 0.2%
DIRECTV Holdings LLC,
2.400%, 3–15–17	750	766
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.500%, 3–1–16	500	523
Pearson Funding Five plc,
3.250%, 5–8–23 (B)	800	741

		2,030

Communications Equipment – 0.0%
Cisco Systems, Inc.,
2.900%, 11–17–14	500	508

Consumer Finance – 1.4%
American Express Credit Corp.,
2.125%, 7–27–18	1,150	1,156
American Honda Finance Corp.:
0.609%, 5–26–16 (B)(C)	1,000	1,004
2.125%, 10–10–18	1,200	1,205
Capital One Bank USA N.A.:
2.150%, 11–21–18	1,500	1,489
2.250%, 2–13–19	2,000	1,986
Charles Schwab Corp. (The),
2.200%, 7–25–18	700	705
Discover Bank,
2.000%, 2–21–18	1,650	1,643
Ford Motor Credit Co. LLC,
3.875%, 1–15–15	500	512
General Motors Financial Co., Inc.,
2.750%, 5–15–16	966	979
IntercontinentalExchange Group, Inc.,
2.500%, 10–15–18	1,200	1,213
SLM Corp.,
4.875%, 6–17–19	1,500	1,525
Total System Services, Inc.,
2.375%, 6–1–18	3,900	3,846

		17,263

Data Processing & Outsourced Services – 0.1%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,300	1,475

Distillers & Vintners – 0.4%
Beam, Inc.:
1.875%, 5–15–17	900	901
1.750%, 6–15–18	750	730
Brown-Forman Corp.,
1.000%, 1–15–18	1,000	971
Constellation Brands, Inc.,
3.750%, 5–1–21	2,322	2,271

		4,873

Distributors – 0.0%
LKQ Corp.,
4.750%, 5–15–23 (B)	607	575

Diversified Banks – 4.3%
ABN AMRO Bank N.V.,
2.500%, 10–30–18 (B)	3,000	2,996
Bank of America Corp.:
1.054%, 3–22–16 (C)	2,000	2,014
2.000%, 1–11–18	2,100	2,097
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	3,500	3,480
Bank of Nova Scotia (The):
1.450%, 4–25–18	2,000	1,962
2.050%, 10–30–18	3,150	3,140
Barclays Bank plc,
2.500%, 2–20–19	1,400	1,403

BNP Paribas,
2.450%, 3–17–19	3,900	3,906
BNP Paribas S.A.,
5.186%, 6–29–49 (B)	2,900	2,976
Commonwealth Bank of Australia,
2.250%, 3–13–19	2,900	2,887
HSBC USA, Inc.,
1.625%, 1–16–18	1,200	1,190
National Australia Bank Ltd.,
2.300%, 7–25–18	2,000	2,018
Nordea Bank AB,
1.625%, 5–15–18 (B)	2,990	2,941
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	2,000	1,995
Societe Generale N.A.,
5.922%, 4–29–49 (B)	7,000	7,447
Swedbank AB (publ),
1.750%, 3–12–18 (B)	3,270	3,238
Wells Fargo & Co.:
1.500%, 1–16–18	750	743
2.150%, 1–15–19	1,500	1,497
Westpac Banking Corp.,
2.250%, 7–30–18	4,000	4,025

		51,955

Diversified Chemicals – 0.2%
Airgas, Inc.,
1.650%, 2–15–18	1,250	1,224
E.I. du Pont de Nemours and Co.,
3.250%, 1–15–15	1,000	1,021

		2,245

Diversified Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc.,
2.375%, 3–15–18	400	399
Teck Resources,
3.000%, 3–1–19	1,200	1,200

		1,599

Drug Retail – 0.2%
CVS Caremark Corp.,
3.250%, 5–18–15	2,000	2,057

Education Services – 0.0%
Yale University,
2.900%, 10–15–14	498	505

Electric Utilities – 0.5%
Electricite de France S.A.,
2.150%, 1–22–19 (B)	2,500	2,487
PPL Energy Supply LLC,
4.600%, 12–15–21	2,100	2,119
Southern Co., (The),
2.450%, 9–1–18	2,050	2,080

		6,686

Electronic Equipment & Instruments – 0.1%
Xerox Corp.,
4.250%, 2–15–15	1,000	1,030

Environmental & Facilities Services – 0.4%
Ecolab, Inc.,
1.450%, 12–8–17	3,925	3,875
Republic Services, Inc.,
5.000%, 3–1–20	500	553

		4,428

Fertilizers & Agricultural Chemicals – 0.0%
Monsanto Co.,
2.750%, 4–15–16	500	520

Food Distributors – 0.3%
Campbell Soup Co.,
2.500%, 8–2–22	900	819
ConAgra Foods, Inc.:
1.300%, 1–25–16	250	252
1.900%, 1–25–18	2,498	2,477
General Mills, Inc.,
0.536%, 1–29–16 (C)	250	250

		3,798

Food Retail – 0.1%
Kroger Co. (The),
2.300%, 1–15–19	1,500	1,486

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7–15–17	450	481
1.875%, 4–15–18	750	737

		1,218

Health Care Services – 0.2%
Quest Diagnostics, Inc.,
3.200%, 4–1–16	2,000	2,084

Health Care Supplies – 0.2%
C.R. Bard, Inc.,
1.375%, 1–15–18	2,800	2,747
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18 (B)	250	246

		2,993

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,000	963

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corp.,
3.375%, 7–15–23	250	237

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	250	238

Industrial Conglomerates – 0.1%
General Electric Capital Corp.,
0.959%, 4–2–18 (C)	1,500	1,514

Industrial Gases – 0.4%
Praxair, Inc.:
1.250%, 11–7–18	3,726	3,587
3.000%, 9–1–21	500	499

		4,086

Industrial Machinery – 0.8%
Eaton Corp.,
1.500%, 11–2–17	6,800	6,770
Ingersoll-Rand Global Holding Co. Ltd.,
2.875%, 1–15–19 (B)	4,105	4,094

		10,864

Integrated Oil & Gas – 0.1%
Devon Energy Corp.,
2.250%, 12–15–18	1,500	1,492

Integrated Telecommunication Services – 0.8%
AT&T, Inc.,
2.300%, 3–11–19	8,250	8,209
Verizon Communications, Inc.,
3.650%, 9–14–18	1,600	1,704

		9,913

Internet Retail – 0.1%
Amazon.com, Inc.,
0.650%, 11–27–15	750	752

Investment Banking & Brokerage – 0.7%
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	1,200	1,224
2.625%, 1–31–19	2,000	1,995
Morgan Stanley:
2.125%, 4–25–18	2,000	1,996
2.500%, 1–24–19	3,500	3,492

		8,707

Leisure Products – 0.0%
Mattel, Inc.,
2.500%, 11–1–16	500	516

Life & Health Insurance – 0.5%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	1,600	1,581
Metropolitan Life Global Funding I:
5.125%, 6–10–14 (B)	1,500	1,514
2.500%, 9–29–15 (B)	1,500	1,541
Prudential Financial, Inc.:
4.750%, 9–17–15	1,000	1,057

2.300%, 8–15–18	800	802

		6,495

Managed Health Care – 0.5%
Aetna, Inc.,
2.200%, 3–15–19	1,600	1,587
WellPoint, Inc.,
1.875%, 1–15–18	4,800	4,765

		6,352

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (B)	1,164	1,231

Movies & Entertainment – 0.3%
News American, Inc.,
3.000%, 9–15–22	2,000	1,922
Viacom, Inc.:
2.500%, 9–1–18	800	809
2.200%, 4–1–19	1,300	1,289

		4,020

Multi-Utilities – 0.1%
Origin Energy Finance Ltd.,
3.500%, 10–9–18 (B)	1,200	1,222

Oil & Gas Drilling – 0.1%
Transocean, Inc.,
2.500%, 10–15–17	1,500	1,510

Oil & Gas Equipment & Services – 0.1%
National Oilwell Varco, Inc.,
1.350%, 12–1–17	250	247
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
1.250%, 8–1–17 (B)	500	496

		743

Oil & Gas Exploration & Production – 0.7%
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	2,850	2,873
ConocoPhillips,
1.050%, 12–15–17	3,200	3,162
EOG Resources, Inc.,
2.500%, 2–1–16	1,000	1,031
ONEOK Partners L.P.,
3.200%, 9–15–18	700	722

		7,788

Oil & Gas Storage & Transportation – 0.4%
Buckeye Partners L.P.,
2.650%, 11–15–18	3,300	3,275
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	1,850	1,848

		5,123

Other Diversified Financial Services – 1.5%
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton plc and BHP Billiton Ltd.),
2.050%, 9–30–18	700	702
CIT Group, Inc.,
3.875%, 2–19–19	1,400	1,416
Citigroup, Inc.,
1.250%, 1–15–16	250	251
Daimler Finance North America LLC,
2.375%, 8–1–18 (B)	2,250	2,271
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	500	488
Fifth Street Finance Corp.,
4.875%, 3–1–19	5,000	5,116
JPMorgan Chase & Co.:
1.100%, 10–15–15	1,500	1,506
3.450%, 3–1–16	2,000	2,095
3.150%, 7–5–16	750	785
7.900%, 4–29–49	1,000	1,130
Total Capital,
2.125%, 8–10–18	1,200	1,212
Total Capital Canada Ltd.,
1.450%, 1–15–18	1,450	1,440

		18,412

Packaged Foods & Meats – 0.3%
Kellogg Co.,
4.450%, 5–30–16	1,000	1,072
Kraft Foods, Inc.,
4.125%, 2–9–16	2,000	2,115
Unilever Capital Corp.,
2.750%, 2–10–16	1,000	1,039

		4,226

Personal Products – 0.2%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	1,200	1,117
Kimberly-Clark Corp.,
0.356%, 5–15–16 (C)	750	751

		1,868

Pharmaceuticals – 0.8%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	5,000	5,288
Perrigo Co. Ltd.,
2.300%, 11–8–18 (B)	5,000	4,947

		10,235

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp.,
2.000%, 8–15–18	1,200	1,207
Berkshire Hathaway, Inc.,
1.550%, 2–9–18	250	249

		1,456

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
3.050%, 3–15–22	900	874
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	800	755
Union Pacific Corp.,
2.250%, 2–15–19	500	500

		2,129

Regional Banks – 0.6%
BB&T Corp.,
1.450%, 1–12–18	2,200	2,173
PNC Bank N.A.,
2.200%, 1–28–19	2,250	2,243
SunTrust Banks, Inc.,
2.350%, 11–1–18	2,800	2,802

		7,218

Restaurants – 0.0%
YUM! Brands, Inc.,
4.250%, 9–15–15	500	524

Semiconductors – 0.1%
Broadcom Corp.,
2.700%, 11–1–18	750	770

Soft Drinks – 0.4%
PepsiCo, Inc.,
2.250%, 1–7–19	4,750	4,772

Specialty Chemicals – 0.1%
RPM International, Inc.,
3.450%, 11–15–22	750	706
Sherwin-Williams Co. (The),
1.350%, 12–15–17	250	246

		952

Systems Software – 0.2%
CA, Inc.,
2.875%, 8–15–18	2,000	2,029

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11–15–18	1,000	1,001
2.350%, 2–26–19	600	593

		1,594

Wireless Telecommunication Service – 0.2%
American Tower Corp.,
4.700%, 3–15–22	1,140	1,192
Crown Castle International Corp.,
5.250%, 1–15–23	1,171	1,190
Virgin Media Finance plc,
4.875%, 2–15–22	298	268

		2,650

TOTAL CORPORATE DEBT SECURITIES – 22.1%		$271,883
(Cost: $266,213)

OTHER GOVERNMENT SECURITIES
Canada – 0.0%
TransCanada PipeLines Ltd.,
0.750%, 1–15–16	250	250

TOTAL OTHER GOVERNMENT SECURITIES – 0.0%		$250
(Cost: $250)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.2%
National Archives Facility Trust,
8.500%, 9–1–19	1,868	2,241

Mortgage-Backed Obligations – 0.2%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12–1–31	67	75
6.500%, 1–1–32	76	86
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7–1–18	440	466
4.500%, 9–1–19	962	1,019
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9–15–18	472	500
6.500%, 8–15–28	60	68

		2,214

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.4%		$4,455
(Cost: $3,940)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 2.2%
U.S. Treasury Notes:
4.250%, 11–15–14	10,000	10,257
0.375%, 1–15–16	3,000	3,002
0.625%, 7–15–16	3,500	3,505
0.875%, 1–31–17	4,000	4,005
0.625%, 2–15–17	6,450	6,410

		27,179

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.2%		$27,179
(Cost: $26,945)

SHORT-TERM SECURITIES
Commercial Paper – 4.1%
Coca-Cola Co. (The),
0.070%, 6–6–14 (D)	5,000	4,999
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.080%, 4–30–14 (D)	8,000	7,999
Illinois Tool Works, Inc.,
0.080%, 4–11–14 (D)	5,000	5,000
McCormick & Co., Inc.,
0.120%, 4–1–14 (D)	4,762	4,762
Mondelez International, Inc.,
0.160%, 4–1–14 (D)	13,152	13,153
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.080%, 4–23–14 (D)	10,000	9,999
Total Capital Canada Ltd. (GTD by Total S.A.),
0.080%, 4–24–14 (D)	5,000	5,000

		50,912

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.099%, 4–2–14 (E)	1,219	1,219

TOTAL SHORT-TERM SECURITIES – 4.2%	$52,131
(Cost: $52,131)

TOTAL INVESTMENT SECURITIES – 99.8%	$1,226,773
(Cost: $966,347)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%	2,464

NET ASSETS – 100.0%	$1,229,237

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the total value of these securities amounted to $56,614 or 4.6% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.

(D)	Rate shown is the yield to maturity at March 31, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$870,875	$—	$—
Corporate Debt Securities	—	271,883	—
Other Government Securities	—	250	—
United States Government Agency Obligations	—	4,455	—
United States Government Obligations	—	27,179	—
Short-Term Securities	—	52,131	—
Total	$870,875	$355,898	$—

There were no transfers between any levels during the period ended March 31, 2014.

The	following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$966,347

Gross unrealized appreciation	263,403
Gross unrealized depreciation	(2,977)

Net unrealized appreciation	$260,426

SCHEDULE OF INVESTMENTS Core Investment Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel Retail – 0.9%
Limited Brands, Inc.	670	$38,008

Apparel, Accessories & Luxury Goods – 1.8%
Polo Ralph Lauren Corp.	478	76,957

Application Software – 3.0%
Adobe Systems, Inc. (A)	1,896	124,643

Biotechnology – 3.9%
Alexion Pharmaceuticals, Inc. (A)	569	86,593
Biogen Idec, Inc. (A)	258	78,853

		165,446

Brewers – 3.1%
Anheuser-Busch InBev S.A. ADR	1,214	127,813

Broadcasting – 2.6%
CBS Corp., Class B	1,755	108,455

Cable & Satellite – 4.4%
Comcast Corp., Class A	2,120	106,047
Time Warner Cable, Inc.	586	80,414

		186,461

Casinos & Gaming – 1.0%
Las Vegas Sands, Inc.	515	41,634

Construction & Farm Machinery & Heavy Trucks – 2.4%
Cummins, Inc.	680	101,298

Consumer Electronics – 1.7%
Harman International Industries, Inc.	676	71,950

Data Processing & Outsourced Services – 4.2%
Alliance Data Systems Corp. (A)	162	44,110
MasterCard, Inc., Class A	1,806	134,900

		179,010

Diversified Banks – 4.1%
Bank of America Corp.	10,085	173,458

Diversified Chemicals – 4.3%
Dow Chemical Co. (The)	2,329	113,186
PPG Industries, Inc.	357	68,968

		182,154

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	927	73,330

Hypermarkets & Super Centers – 1.5%
Costco Wholesale Corp.	575	64,216

Industrial Machinery – 8.1%
Flowserve Corp.	1,156	90,592
Pall Corp.	1,303	116,606
Pentair, Inc.	1,722	136,593

		343,791

Internet Retail – 1.2%
Amazon.com, Inc. (A)	153	51,521

Internet Software & Services – 1.9%
Facebook, Inc., Class A (A)	1,316	79,246

Motorcycle Manufacturers – 2.8%
Harley-Davidson, Inc.	1,797	119,706

Movies & Entertainment – 2.7%
Twenty-First Century Fox, Inc.	3,641	113,311

Multi-Line Insurance – 3.3%
American International Group, Inc.	2,773	138,658

Oil & Gas Exploration & Production – 3.7%
Cabot Oil & Gas Corp.	750	25,413
Noble Energy, Inc.	1,786	126,843

		152,256

Oil & Gas Refining & Marketing – 2.9%
Phillips 66	1,609	124,014

Other Diversified Financial Services – 3.1%
Citigroup, Inc.	2,710	128,982

Packaged Foods & Meats – 1.4%
Mead Johnson Nutrition Co.	735	61,083

Pharmaceuticals – 5.3%
Bristol-Myers Squibb Co.	1,880	97,649
Pfizer, Inc.	982	31,526
Shire Pharmaceuticals Group plc ADR	634	94,109

		223,284

Railroads – 5.8%
Canadian Pacific Railway Ltd.	1,102	165,699
Kansas City Southern	788	80,403

		246,102

Research & Consulting Services – 1.6%
Nielsen Holdings N.V.	1,506	67,218

Restaurants – 3.0%
Chipotle Mexican Grill, Inc., Class A (A)	110	62,599
YUM! Brands, Inc.	831	62,642

		125,241

Semiconductor Equipment – 3.7%
Applied Materials, Inc.	7,535	153,869

Semiconductors – 2.3%
Texas Instruments, Inc.	2,075	97,850

Specialty Chemicals – 1.7%
LyondellBasell Industries N.V., Class A	797	70,912

Tobacco – 2.6%
Philip Morris International, Inc.	1,325	108,482

TOTAL COMMON STOCKS – 97.7%		$4,120,359
(Cost: $2,961,383)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.6%
Army & Air Force Exchange Service, 0.070%, 4–7–14 (B)	$10,000	10,000
Bemis Company, Inc., 0.230%, 4–11–14 (B)	3,750	3,750
Coca-Cola Co. (The), 0.070%, 6–6–14 (B)	5,000	4,999
Ecolab, Inc., 0.210%, 4–21–14 (B)	10,000	9,999
John Deere Capital Corp., 0.090%, 4–23–14 (B)	15,000	14,999
McCormick & Co., Inc., 0.120%, 4–1–14 (B)	8,338	8,338
Sysco Corp., 0.070%, 4–1–14 (B)	13,177	13,177

Total Capital Canada Ltd. (GTD by Total S.A.),
0.080%, 4–3–14 (B)	2,000	2,000

		67,262

TOTAL SHORT-TERM SECURITIES – 1.6%		$67,262
(Cost: $67,262)

TOTAL INVESTMENT SECURITIES – 99.3%		$4,187,621
(Cost: $3,028,645)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		27,461

NET ASSETS – 100.0%		$4,215,082

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2014.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,006,574	$—	$—
Consumer Staples	361,594	—	—

Energy	276,270	—	—
Financials	441,098	—	—
Health Care	388,730	—	—
Industrials	758,409	—	—
Information Technology	634,618	—	—
Materials	253,066	—	—
Total Common Stocks	$4,120,359	$—	$—
Short-Term Securities	—	67,262	—
Total	$4,120,359	$67,262	$—

There were no transfers between any levels during the period ended March 31, 2014.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,028,645

Gross unrealized appreciation	1,163,649
Gross unrealized depreciation	(4,673)

Net unrealized appreciation	$1,158,976

SCHEDULE OF INVESTMENTS Dividend Opportunities Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.7%
Omnicom Group, Inc. (A)	167	$12,139

Aerospace & Defense – 6.4%
Boeing Co. (The)	117	14,670
Honeywell International, Inc.	172	15,914
Lockheed Martin Corp.	69	11,190
Meggitt plc (B)	393	3,140

		44,914

Apparel Retail – 2.1%
Limited Brands, Inc.	259	14,692

Asset Management & Custody Banks – 1.4%
Northern Trust Corp.	148	9,693

Auto Parts & Equipment – 1.9%
Allison Transmission Holdings, Inc.	439	13,132

Brewers – 3.0%
Anheuser-Busch InBev S.A. ADR	206	21,702

Cable & Satellite – 3.9%
Comcast Corp., Class A	335	16,776
Time Warner Cable, Inc.	79	10,817

		27,593

Casinos & Gaming – 2.7%
Wynn Resorts Ltd.	84	18,693

Communications Equipment – 1.0%
Cisco Systems, Inc.	324	7,264

Computer Hardware – 1.5%
Apple, Inc.	20	10,815

Construction & Farm Machinery & Heavy Trucks – 1.7%
Caterpillar, Inc.	117	11,666

Data Processing & Outsourced Services – 2.6%
Paychex, Inc.	200	8,516
Visa, Inc., Class A	46	10,005

		18,521

Distillers & Vintners – 1.9%
Diageo plc ADR	107	13,275

Diversified Banks – 2.7%
Wells Fargo & Co.	381	18,963

Diversified Chemicals – 4.0%
Dow Chemical Co. (The)	264	12,850
PPG Industries, Inc.	78	15,002

		27,852

Home Improvement Retail – 2.5%
Home Depot, Inc. (The)	226	17,844

Household Products – 1.5%
Colgate–Palmolive Co.	157	10,191

Industrial Machinery – 4.0%
Eaton Corp.	162	12,184
Pentair, Inc.	201	15,976

		28,160

Integrated Oil & Gas – 3.4%
Exxon Mobil Corp.	126	12,312
Occidental Petroleum Corp.	120	11,440

		23,752

Integrated Telecommunication Services – 1.0%
Verizon Communications, Inc.	151	7,202

Investment Banking & Brokerage – 2.2%
Goldman Sachs Group, Inc. (The)	93	15,156

Oil & Gas Equipment & Services – 4.4%
National Oilwell Varco, Inc.	141	10,987
Schlumberger Ltd.	209	20,404

		31,391

Oil & Gas Storage & Transportation – 4.4%
Energy Transfer Equity L.P.	191	8,925
MarkWest Energy Partners L.P.	179	11,708
Phillips 66 Partners L.P.	71	3,463
Plains GP Holdings L.P., Class A	239	6,687

		30,783

Other Diversified Financial Services – 3.9%
JPMorgan Chase & Co.	456	27,683

Packaged Foods & Meats – 1.6%
Mead Johnson Nutrition Co.	134	11,145

Pharmaceuticals – 11.0%
Bristol–Myers Squibb Co.	375	19,471
GlaxoSmithKline plc ADR	226	12,091
Johnson & Johnson	168	16,458
Merck & Co., Inc.	201	11,414
Pfizer, Inc.	553	17,775

		77,209

Property & Casualty Insurance – 2.2%
ACE Ltd.	154	15,265

Railroads – 3.2%
Union Pacific Corp.	118	22,191

Research & Consulting Services – 1.5%
Nielsen Holdings N.V.	229	10,231

Semiconductor Equipment – 2.3%
Applied Materials, Inc.	777	15,863

Semiconductors – 7.6%
Analog Devices, Inc.	231	12,257
Microchip Technology, Inc.	549	26,219
Texas Instruments, Inc.	298	14,060

		52,536

Specialty Chemicals – 1.6%
LyondellBasell Industries N.V., Class A	127	11,251

Tobacco – 2.4%
Philip Morris International, Inc.	205	16,816

TOTAL COMMON STOCKS – 99.2%		$695,583
(Cost: $462,584)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (C)	$5,109	5,109

TOTAL SHORT-TERM SECURITIES – 0.7%		$5,109
(Cost: $5,109)

TOTAL INVESTMENT SECURITIES – 99.9%		$700,692
(Cost: $467,693)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		758

NET ASSETS – 100.0%		$701,450

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$695,583	$—	$—
Short-Term Securities	—	5,109	—
Total	$695,583	$5,109	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$467,693

Gross unrealized appreciation	233,631
Gross unrealized depreciation	(632)

Net unrealized appreciation	$232,999

SCHEDULE OF INVESTMENTS Energy Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 1.3%
Cameco Corp.	91	$2,081
Peabody Energy Corp.	81	1,319

		3,400

Construction & Engineering – 3.4%
Fluor Corp.	87	6,789
Jacobs Engineering Group, Inc. (A)	37	2,343

		9,132

Industrial Machinery – 2.1%
Flowserve Corp.	69	5,398

Integrated Oil & Gas – 6.6%
Chevron Corp.	20	2,319
Exxon Mobil Corp.	49	4,772
Occidental Petroleum Corp.	66	6,298
Royal Dutch Shell plc, Class A (B)	35	1,297
Suncor Energy, Inc.	78	2,713

		17,399

Oil & Gas Drilling – 5.3%
Helmerich & Payne, Inc.	48	5,174
Nabors Industries Ltd.	138	3,405
Patterson-UTI Energy, Inc.	171	5,416

		13,995

Oil & Gas Equipment & Services – 30.7%
Baker Hughes, Inc.	122	7,949
Basic Energy Services, Inc. (A)	173	4,746
Cameron International Corp. (A)	63	3,910
Core Laboratories N.V.	54	10,676
Dril-Quip, Inc. (A)	53	5,902
FMC Technologies, Inc. (A)	61	3,171
Forum Energy Technologies, Inc. (A)	150	4,644
Frank’s International N.V.	42	1,041
Halliburton Co.	192	11,304
National Oilwell Varco, Inc.	51	3,987
Oceaneering International, Inc.	18	1,326
Schlumberger Ltd.	123	11,982
Superior Energy Services, Inc.	130	3,999
Weatherford International Ltd. (A)	342	5,936

		80,573

Oil & Gas Exploration & Production – 29.3%
Anadarko Petroleum Corp.	45	3,848
Antero Resources Corp. (A)	44	2,729
Athlon Energy, Inc. (A)	80	2,841
Bonanza Creek Energy, Inc. (A)	80	3,559
Cabot Oil & Gas Corp.	200	6,781
Canadian Natural Resources Ltd.	125	4,785
Cimarex Energy Co.	53	6,366
CNOOC Ltd. ADR	12	1,852
Concho Resources, Inc. (A)	20	2,499
ConocoPhillips	32	2,265
Continental Resources, Inc. (A)	44	5,524
EOG Resources, Inc.	38	7,436
Gulfport Energy Corp. (A)	58	4,146
Noble Energy, Inc.	83	5,893
Oasis Petroleum LLC (A)	27	1,133
Pioneer Natural Resources Co.	13	2,517
Rice Energy, Inc. (A)	116	3,051
RSP Permian, Inc. (A)	93	2,678
Southwestern Energy Co. (A)	156	7,189

		77,092

Oil & Gas Refining & Marketing – 6.9%
Marathon Petroleum Corp.	58		5,005
Marathon Petroleum Corp. L.P.	76		3,711
Phillips 66	50		3,845
Tesoro Corp.	56		2,818
Valero Energy Corp.	51		2,716

			18,095

Oil & Gas Storage & Transportation – 9.8%
Enbridge, Inc.	65		2,940
Energy Transfer Equity L.P.	77		3,609
Kinder Morgan Management LLC (A)	—	*	—	*
MarkWest Energy Partners L.P.	66		4,278
Phillips 66 Partners L.P.	83		4,017
Plains GP Holdings L.P., Class A	72		2,012
Targa Resources Corp.	43		4,288
Valero Energy Partners L.P.	49		1,948
Williams Co., Inc. (The)	67		2,707

			25,799

Railroads – 1.4%
Canadian Pacific Railway Ltd.	24		3,618

Specialized Finance – 0.9%
CME Group, Inc.	32		2,346

TOTAL COMMON STOCKS – 97.7%			$256,847
(Cost: $165,303)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.1%
Novartis Finance Corp. (GTD by Novartis AG), 0.050%, 4–1–14 (C)	$5,388		5,388

Master Note – 0.4%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (D)	1,096		1,096

TOTAL SHORT-TERM SECURITIES – 2.5%			$6,484
(Cost: $6,484)

TOTAL INVESTMENT SECURITIES – 100.2%			$263,331
(Cost: $171,787)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)			(521)

NET ASSETS – 100.0%			$262,810

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at March 31, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$256,847	$—	$—
Short-Term Securities	—	6,484	—
Total	$256,847	$6,484	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$171,787

Gross unrealized appreciation	94,353
Gross unrealized depreciation	(2,809)

Net unrealized appreciation	$91,544

SCHEDULE OF INVESTMENTS International Growth Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 2.0%
Telstra Corp. Ltd. ADR	2,523	$11,887

Canada – 0.8%
Agrium, Inc.	51	4,931

China – 1.7%
Baidu.com, Inc. ADR (A)	38	5,803
Ctrip.com International Ltd. (A)	94	4,726

		10,529

Finland – 1.1%
Nokia OYJ	853	6,334

France – 16.5%
Cap Gemini S.A.	168	12,693
Compagnie Generale des Etablissements Michelin, Class B	83	10,423
European Aeronautic Defence and Space Co.	150	10,770
LVMH Moet Hennessy – Louis Vuitton	44	8,031
Publicis Groupe S.A. (A)	68	6,178
Remy Cointreau S.A.	34	2,755
Safran	267	18,511
Sanofi-Aventis	99	10,343
Vinci	270	20,057

		99,761

Germany – 14.2%
Bayer AG	119	16,040
Bayerische Motoren Werke AG	49	6,134
Continental AG	64	15,213
DaimlerChrysler AG, Registered Shares	166	15,719
Fresenius SE & Co. KGaA	111	17,342
Linde AG	46	9,140
SAP AG	73	5,928

		85,516

Hong Kong – 2.1%
Galaxy Entertainment Group	1,423	12,374

India – 0.8%
NMDC Ltd.	1,943	4,531

Ireland – 1.7%
Smurfit Kappa Group plc	413	9,999

Israel – 2.6%
Teva Pharmaceutical Industries Ltd. ADR	292	15,439

Japan – 15.4%
Daihatsu Motor Co. Ltd.	252	4,444
Fuji Heavy Industries Ltd.	461	12,460
JGC Corp.	182	6,330
Komatsu Ltd.	443	9,174
Mitsubishi Corp.	383	7,100
Mitsubishi Electric Corp.	535	6,023
Mitsui & Co. Ltd.	258	3,640
Mizuho Financial Group, Inc.	2,938	5,806
Nissin Kogyo Co. Ltd.	404	7,525
ORIX Corp.	696	9,804
Sumitomo Corp.	396	5,038
Sumitomo Mitsui Trust Holdings, Inc.	459	2,072

Tokyo Electron Ltd.	222	13,604

		93,020

Mexico – 1.6%
Grupo Financiero Banorte S.A.B. de C.V.	1,417	9,580

Netherlands – 1.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	263	9,226

Norway – 1.1%
Yara International ASA	153	6,756

South Korea – 4.1%
Hyundai Motor Co.	68	15,959
Samsung Electronics Co. Ltd.	7	8,630

		24,589

Spain – 2.6%
CaixaBank S.A.	2,472	15,906

Switzerland – 6.9%
Compagnie Financiere Richemont S.A.	64	6,075
Credit Suisse Group AG, Registered Shares	393	12,705
Novartis AG, Registered Shares	125	10,579
Swatch Group Ltd. (The), Bearer Shares	20	12,270

		41,629

Taiwan – 1.5%
MediaTek, Inc.	616	9,093

United Kingdom – 13.7%
Aviva plc	858	6,819
Capita Group plc (The)	235	4,297
Diageo plc	196	6,086
Experian plc	464	8,365
GlaxoSmithKline plc	439	11,644
Merlin Entertainments plc (A)	922	5,796
Prudential plc	526	11,128
Royal Dutch Shell plc, Class A	263	9,607
Shire plc	380	18,648

		82,390

United States – 6.6%
Cognizant Technology Solutions Corp., Class A (A)	286	14,489
InBev N.V.	132	13,884
Schlumberger Ltd.	82	8,031
Veeco Instruments, Inc. (A)	78	3,289

		39,693

TOTAL COMMON STOCKS – 98.5%		$593,183
(Cost: $461,744)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.8%
McCormick & Co., Inc., 0.120%, 4–1–14 (B)	$5,056	5,056

Master Note – 0.1%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (C)	311	311

TOTAL SHORT-TERM SECURITIES – 0.9%		$5,367
(Cost: $5,367)

TOTAL INVESTMENT SECURITIES – 99.4%	$598,550
(Cost: $467,111)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%	3,717

NET ASSETS – 100.0%	$602,267

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2014.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	UBS AG	44,000	4-28-14	$80	$—
Sell	Japanese Yen	Goldman Sachs International	3,040,550	4-28-14	204	—
					$284	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$152,553	$—	$—
Consumer Staples	22,725	—	—
Energy	17,638	—	—
Financials	73,820	—	—
Health Care	100,035	—	—
Industrials	99,306	—	—
Information Technology	79,862	—	—
Materials	35,357	—	—

Telecommunication Services	11,887	—	—
Total Common Stocks	$593,183	$—	$—
Short-Term Securities	—	5,367	—
Total	$593,183	$5,367	$—
Forward Foreign Currency Contracts	$—	$284	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$467,111

Gross unrealized appreciation	140,244
Gross unrealized depreciation	(8,805)

Net unrealized appreciation	$131,439

SCHEDULE OF INVESTMENTS New Concepts Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	918	$36,380

Apparel Retail – 5.2%
DSW, Inc., Class A	491	17,614
Limited Brands, Inc.	364	20,681
Ross Stores, Inc.	379	27,089
Urban Outfitters, Inc. (A)	794	28,947

		94,331

Apparel, Accessories & Luxury Goods – 3.4%
Burberry Group plc (B)	832	19,343
Carter’s, Inc.	359	27,860
Fossil, Inc. (A)	127	14,821

		62,024

Application Software – 2.9%
ANSYS, Inc. (A)	289	22,274
Solera Holdings, Inc.	488	30,897

		53,171

Asset Management & Custody Banks – 3.5%
Northern Trust Corp.	736	48,239
Oaktree Capital Group LLC	283	16,448

		64,687

Auto Parts & Equipment – 2.7%
Allison Transmission Holdings, Inc.	664	19,867
Gentex Corp.	925	29,162

		49,029

Automotive Retail – 1.8%
CarMax, Inc. (A)	697	32,620

Biotechnology – 2.6%
ACADIA Pharmaceuticals, Inc. (A)	199	4,832
Alkermes plc (A)	278	12,235
BioMarin Pharmaceutical, Inc. (A)	201	13,690
Medivation, Inc. (A)	250	16,105

		46,862

Building Products – 1.8%
Fortune Brands Home & Security, Inc.	764	32,166

Coal & Consumable Fuels – 1.4%
Joy Global, Inc.	426	24,696

Communications Equipment – 2.7%
Aruba Networks, Inc. (A)	1,020	19,119
F5 Networks, Inc. (A)(C)	288	30,720

		49,839

Computer Storage & Peripherals – 1.0%
Fusion-io, Inc. (A)	1,722	18,115

Construction & Engineering – 1.2%
Jacobs Engineering Group, Inc. (A)	339	21,520

Data Processing & Outsourced Services – 1.9%
Vantiv, Inc., Class A (A)	1,153	34,853

Department Stores – 1.1%
Nordstrom, Inc.	327	20,440

Distillers & Vintners – 1.0%
Brown-Forman Corp., Class B	213	19,101

Distributors – 1.9%
LKQ Corp. (A)	1,312	34,563

Electrical Components & Equipment – 1.4%
Polypore International, Inc. (A)	770	26,356

Electronic Equipment & Instruments – 0.9%
FLIR Systems, Inc.	449	16,164

Environmental & Facilities Services – 1.4%
Stericycle, Inc. (A)	219	24,894

Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle-Gro Co. (The)	327	20,045

Health Care Distributors – 1.5%
Henry Schein, Inc. (A)	230	27,431

Health Care Equipment – 5.5%
Intuitive Surgical, Inc. (A)	71	31,097
Varian Medical Systems, Inc. (A)	497	41,759
Zimmer Holdings, Inc.	283	26,795

		99,651

Health Care Facilities – 2.3%
Acadia Healthcare Co., Inc. (A)	350	15,792
Hologic, Inc. (A)	1,233	26,512

		42,304

Health Care Services – 0.7%
Premier, Inc. (A)	385	12,696

Health Care Supplies – 2.5%
Align Technology, Inc. (A)	367	18,997
DENTSPLY International, Inc.	586	26,970

		45,967

Home Entertainment Software – 1.8%
Electronic Arts, Inc. (A)	1,147	33,260

Hotels, Resorts & Cruise Lines – 1.5%
Norwegian Cruise Line Holdings Ltd. (A)	867	27,968

Industrial Machinery – 3.3%
Flowserve Corp.	471	36,923
Graco, Inc.	92	6,906
IDEX Corp.	253	18,417

		62,246

Internet Retail – 0.7%
HomeAway, Inc. (A)	335	12,635

Internet Software & Services – 2.9%
OpenTable, Inc. (A)	216	16,578
WebMD Health Corp., Class A (A)	468	19,393
Zillow, Inc. (A)	196	17,250

		53,221

IT Consulting & Other Services – 1.8%
Teradata Corp. (A)	661	32,500

Leisure Products – 1.7%
Mattel, Inc.	769	30,841

Managed Health Care – 1.1%
Humana, Inc.	184	20,718

Oil & Gas Equipment & Services – 1.3%
Dril-Quip, Inc. (A)	205	22,924

Oil & Gas Exploration & Production – 4.3%
Cabot Oil & Gas Corp.	565	19,128
Continental Resources, Inc. (A)	253	31,441
Southwestern Energy Co. (A)	657	30,242

		80,811

Packaged Foods & Meats – 3.9%
Hain Celestial Group, Inc. (The) (A)	355	32,444
Mead Johnson Nutrition Co.	456	37,920

		70,364

Personal Products – 0.8%
Coty, Inc., Class A	1,020	15,283

Regional Banks – 5.5%
First Republic Bank	708	38,235
Signature Bank (A)	349	43,818
UMB Financial Corp.	278	18,012

		100,065

Research & Consulting Services – 1.5%
Verisk Analytics, Inc., Class A (A)	444	26,616

Restaurants – 3.2%
Dunkin’ Brands Group, Inc. (C)	708	35,543
Panera Bread Co., Class A (A)	133	23,523

		59,066

Semiconductors – 2.5%
Microchip Technology, Inc.	958	45,735

Specialty Stores – 2.7%
Tiffany & Co.	197	16,997
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	332	32,325

		49,322

Systems Software – 1.1%
ServiceNow, Inc. (A)	322	19,312

Trading Companies & Distributors – 2.2%
Fastenal Co.	821	40,472

TOTAL COMMON STOCKS – 99.2%		$1,813,264
(Cost: $1,362,533)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Salix Pharmaceuticals Ltd.:
Call $110.00, Expires 5–16–14	134	54
Call $110.00, Expires 5–16–14, OTC (Ctrpty: Barclays Bank plc)	904	361

TOTAL PURCHASED OPTIONS – 0.0%		$415
(Cost: $410)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 0.7%
Coca-Cola Co. (The),
0.070%, 6–6–14 (D)	$5,000	4,999
Kroger Co. (The),
0.190%, 4–1–14 (D)	1,524	1,524
St. Jude Medical, Inc.,
0.160%, 5–2–14 (D)	3,000	3,000
Wisconsin Gas LLC,
0.070%, 4–3–14 (D)	3,000	3,000

		12,523

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.099%, 4–2–14 (E)	4,463	4,463

TOTAL SHORT-TERM SECURITIES – 0.9%		$16,986
(Cost: $16,986)

TOTAL INVESTMENT SECURITIES – 100.1%	$1,830,665
(Cost: $1,379,929)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)	(1,652)

NET ASSETS – 100.0%	$1,829,013

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at March 31, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Alkermes plc	Barclays Bank plc	Put	1,410	April 2014	$42.00	$188	$(137)
Salix Pharmaceuticals Ltd.	N/A	Put	134	May 2014	95.00	51	(44)
	Barclays Bank plc	Put	904	May 2014	95.00	343	(294)
	Barclays Bank plc	Call	904	May 2014	125.00	45	(84)
	N/A	Call	134	May 2014	125.00	7	(12)
						$634	$(571)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,813,264	$—	$—
Purchased Options	—	415	—
Short-Term Securities	—	16,986	—
Total	$1,813,264	$17,401	$—
Liabilities
Written Options	$—	$571	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,379,929

Gross unrealized appreciation	485,754
Gross unrealized depreciation	(35,018)

Net unrealized appreciation	$450,736

SCHEDULE OF INVESTMENTS Science and Technology Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Application Software – 10.4%
ACI Worldwide, Inc. (A)	1,787	$105,795
Aspen Technology, Inc. (A)	4,373	185,243
Qlik Technologies, Inc. (A)	1,519	40,388
Silver Spring Networks, Inc. (A)(B)	3,624	62,977

		394,403

Biotechnology – 5.6%
bluebird bio, Inc. (A)	407	9,264
Evogene Ltd. (A)	966	18,408
Isis Pharmaceuticals, Inc. (A)	2,031	87,742
Vertex Pharmaceuticals, Inc. (A)	1,404	99,299

		214,713

Commodity Chemicals – 0.4%
BioAmber, Inc. (A)(B)	1,462	16,723

Communications Equipment – 0.7%
Ruckus Wireless, Inc. (A)	2,143	26,061

Computer Hardware – 0.8%
Apple, Inc.	56	29,896

Computer Storage & Peripherals – 0.1%
Nimble Storage, Inc. (A)	74	2,786

Construction & Engineering – 2.1%
Abengoa S.A., Class B (C)	4,166	19,363
Abengoa S.A., Class B ADR (A)	2,516	58,502

		77,865

Consumer Electronics – 3.4%
Garmin Ltd.	831	45,932
Harman International Industries, Inc.	785	83,535

		129,467

Data Processing & Outsourced Services – 11.9%
Alliance Data Systems Corp. (A)	689	187,676
Euronet Worldwide, Inc. (A)(B)	2,544	105,820
EVERTEC, Inc.	1,605	39,648
QIWI plc ADR	1,267	43,895
WNS (Holdings) Ltd. ADR (A)(B)	3,921	70,583

		447,622

Electronic Components – 1.7%
Universal Display Corp. (A)	1,425	45,461
Vishay Intertechnology, Inc.	1,392	20,713

		66,174

Electronic Equipment & Instruments – 1.1%
FLIR Systems, Inc.	1,144	41,195

Fertilizers & Agricultural Chemicals – 2.2%
Marrone Bio Innovations, Inc. (A)	698	9,747
Monsanto Co.	646	73,461

		83,208

Health Care Equipment – 3.2%
Boston Scientific Corp. (A)	4,738	64,063
Cardiovascular Systems, Inc. (A)	433	13,771
Volcano Corp. (A)	2,156	42,497

		120,331

Health Care Services – 0.4%
Fleury S.A. (C)	1,995	16,809

Health Care Technology – 1.9%
Cerner Corp. (A)	1,263	71,038

Industrial Machinery – 4.0%
ESCO Technologies, Inc.	1,094	38,484
Pentair, Inc.	1,465	116,248

		154,732

Integrated Telecommunication Services – 1.4%
China Unicom Ltd. (C)	21,420	28,168
Windstream Corp.	2,947	24,286

		52,454

Internet Retail – 0.6%
Coupons.com, Inc. (A)	953	23,494

Internet Software & Services – 8.2%
21Vianet Group, Inc. ADR (A)	1,289	36,983
Endurance International Group Holdings, Inc. (A)	1,539	20,020
Facebook, Inc., Class A (A)	1,800	108,420
Gogo, Inc. (A)	1,815	37,284
Google, Inc., Class A (A)	97	107,550

		310,257

IT Consulting & Other Services – 7.6%
Acxiom Corp. (A)(B)	4,383	150,770
EPAM Systems, Inc. (A)	1,050	34,535
iGATE Corp. (A)(B)	3,003	94,715
Luxoft Holding, Inc., Class A (A)	227	7,943

		287,963

Managed Health Care – 3.1%
Odontoprev S.A. (C)	5,519	22,157
UnitedHealth Group, Inc.	1,155	94,674

		116,831

Office REITs – 0.7%
QTS Realty Trust, Inc., Class A	1,123	28,166

Pharmaceuticals – 1.7%
Teva Pharmaceutical Industries Ltd. ADR	1,190	62,885

Semiconductor Equipment – 1.3%
Nanometrics, Inc. (A)	1,058	19,009
Photronics, Inc. (A)(B)	3,419	29,164

		48,173

Semiconductors – 23.5%
Advanced Micro Devices, Inc. (A)	5,380	21,572
Cree, Inc. (A)	3,218	182,017
Cypress Semiconductor Corp.	4,404	45,230
Dialog Semiconductor plc (A)(C)	1,536	37,946
Marvell Technology Group Ltd.	3,420	53,868
Micron Technology, Inc. (A)	13,412	317,321
Microsemi Corp. (A)	2,466	61,734
NXP Semiconductors N.V. (A)	1,234	72,572
Rambus, Inc. (A)	4,049	43,521
Samsung Electronics Co. Ltd. (C)	39	49,332

		885,113

Systems Software – 1.8%
Microsoft Corp.	1,694	69,441

TOTAL COMMON STOCKS – 99.8%		$3,777,800
(Cost: $2,196,982)

WARRANTS
Commodity Chemicals – 0.1%
BioAmber, Inc., Expires 5-9-17 (D)	1,423	3,030

TOTAL WARRANTS – 0.1%		$3,030
(Cost: $167)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.2%
Kroger Co. (The),
0.190%, 4–1–14 (E)	$5,601	5,601

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.099%, 4–2–14 (F)	169	169

TOTAL SHORT-TERM SECURITIES – 0.2%		$5,770
(Cost: $5,770)

TOTAL INVESTMENT SECURITIES – 100.1%		$3,786,600
(Cost: $2,202,919)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(4,460)

NET ASSETS – 100.0%		$3,782,140

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the yield to maturity at March 31, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$152,961	$—	$—
Financials	28,166	—	—
Health Care	602,607	—	—
Industrials	232,597	—	—
Information Technology	2,609,084	—	—
Materials	99,931	—	—
Telecommunication Services	52,454	—	—
Total Common Stocks	$3,777,800	$—	$—
Warrants	3,030	—	—
Short-Term Securities	—	5,770	—
Total	$3,780,830	$5,770	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,202,919

Gross unrealized appreciation	1,634,181
Gross unrealized depreciation	(50,500)

Net unrealized appreciation	$1,583,681

SCHEDULE OF INVESTMENTS Small Cap Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 1.4%
Hub Group, Inc. (A)	327	$13,081

Apparel Retail – 3.1%
AnnTaylor Stores Corp. (A)	269	11,137
Francesca’s Holdings Corp. (A)	232	4,199
Stage Stores, Inc.	280	6,856
Zumiez, Inc. (A)	261	6,318

		28,510

Apparel, Accessories & Luxury Goods – 1.5%
Fifth & Pacific Co., Inc. (A)	371	13,760

Application Software – 5.5%
Qlik Technologies, Inc. (A)	331	8,791
SS&C Technologies Holdings, Inc. (A)	269	10,761
Tyler Technologies, Inc. (A)	102	8,510
Ultimate Software Group, Inc. (The) (A)	174	23,795

		51,857

Asset Management & Custody Banks – 3.1%
Affiliated Managers Group, Inc. (A)	82	16,305
Financial Engines, Inc.	124	6,312
WisdomTree Investment, Inc. (A)	463	6,078

		28,695

Automotive Retail – 3.0%
Asbury Automotive Group, Inc. (A)	251	13,866
Lithia Motors, Inc.	211	14,023

		27,889

Biotechnology – 2.7%
Cepheid (A)	409	21,086
Incyte Corp. (A)	68	3,613

		24,699

Broadcasting – 0.2%
Cumulus Media Inc., Class A (A)	293	2,027

Building Products – 0.8%
Armstrong World Industries, Inc. (A)	139	7,391

Communications Equipment – 3.6%
Aruba Networks, Inc. (A)	227	4,256
Ciena Corp. (A)	478	10,874
Finisar Corp. (A)	357	9,456
JDS Uniphase Corp. (A)	583	8,156

		32,742

Construction & Engineering – 1.8%
Primoris Services Corp.	566	16,972

Construction & Farm Machinery & Heavy Trucks – 3.9%
Wabash National Corp. (A)	894	12,295
Westinghouse Air Brake Technologies Corp.	305	23,647

		35,942

Consumer Finance – 1.0%
First Cash Financial Services, Inc. (A)	181	9,148

Data Processing & Outsourced Services – 2.0%
Jack Henry & Associates, Inc.	327	18,211

Distributors – 1.5%
Pool Corp.	220	13,509

Diversified Support Services – 2.3%
Portfolio Recovery Associates, Inc. (A)	358	20,710

Electrical Components & Equipment – 0.6%
Powell Industries, Inc.	82	5,333

Electronic Equipment & Instruments – 0.6%
MTS Systems Corp.	74	5,096

Electronic Manufacturing Services – 1.5%
IPG Photonics Corp. (A)	191	13,583

Environmental & Facilities Services – 2.5%
Team, Inc. (A)	284	12,177
Waste Connections, Inc.	249	10,921

		23,098

Food Distributors – 1.2%
United Natural Foods, Inc. (A)	152	10,801

Health Care Equipment – 5.5%
Cyberonics, Inc. (A)	79	5,148
DexCom, Inc. (A)	518	21,420
Heartware International, Inc. (A)	159	14,892
Novadaq Technologies, Inc. (A)	145	3,240
Thoratec Corp. (A)	141	5,031

		49,731

Health Care Facilities – 0.6%
Surgical Care Affiliates, Inc. (A)	193	5,947

Health Care Supplies – 0.8%
Endologix, Inc. (A)	398	5,128
Spectranetics Corp. (The) (A)	75	2,276

		7,404

Health Care Technology – 1.1%
Medidata Solutions, Inc. (A)	182	9,901

Human Resource & Employment Services – 1.7%
Kforce, Inc.	392	8,357
Paylocity Holding Corp. (A)	27	657
WageWorks, Inc. (A)	119	6,666

		15,680

Industrial Machinery – 1.3%
Graham Corp.	236	7,501
TriMas Corp. (A)	138	4,578

		12,079

Internet Software & Services – 5.3%
Benefitfocus, Inc. (A)	73	3,438
ChannelAdvisor Corp. (A)	172	6,503
Criteo S.A. ADR (A)	116	4,712
Demandware, Inc. (A)	342	21,915
OpenTable, Inc. (A)	90	6,885
Rocket Fuel, Inc. (A)	123	5,261

		48,714

Investment Banking & Brokerage – 0.4%
Stifel Financial Corp. (A)	79	3,951

IT Consulting & Other Services – 1.7%
EPAM Systems, Inc. (A)	287	9,426
Luxoft Holding, Inc., Class A (A)	183	6,414

		15,840

Leisure Facilities – 3.1%
Intrawest Resorts Holdings, Inc. (A)	625	8,143
Vail Resorts, Inc.	291	20,283

		28,426

Office Services & Supplies – 1.7%
HNI Corp.	306	11,199
United Stationers, Inc.	109	4,468

		15,667

Oil & Gas Equipment & Services – 3.4%
Dril-Quip, Inc. (A)	84	9,408
Matrix Service Co. (A)	651	21,977

		31,385

Oil & Gas Exploration & Production – 2.0%
Athlon Energy, Inc. (A)	227	8,030
Diamondback Energy, Inc. (A)	66	4,456
Resolute Energy Corp. (A)	80	577
RSP Permian, Inc. (A)	193	5,584

		18,647

Packaged Foods & Meats – 2.2%
B&G Foods, Inc.	241	7,260
Hain Celestial Group, Inc. (The) (A)	32	2,909
Lance, Inc.	352	9,919

		20,088

Pharmaceuticals – 0.2%
Revance Therapeutics, Inc. (A)	69	2,164

Real Estate Services – 0.3%
RE/MAX Holdings, Inc., Class A	81	2,321

Regional Banks – 7.2%
Bank of the Ozarks, Inc.	301	20,500
IBERIABANK Corp.	132	9,267
SVB Financial Group (A)	229	29,528
Texas Capital Bancshares, Inc. (A)	108	7,027

		66,322

Restaurants – 3.6%
Chuy’s Holdings, Inc. (A)	279	12,028
Del Frisco’s Restaurant Group, Inc. (A)	364	10,161
Sonic Corp. (A)	486	11,065

		33,254

Semiconductor Equipment – 0.7%
Rubicon Technology, Inc. (A)	536	6,053

Semiconductors – 3.8%
Atmel Corp. (A)	857	7,161
Diodes, Inc. (A)	256	6,695
Microsemi Corp. (A)	245	6,140
Power Integrations, Inc.	233	15,353

		35,349

Specialty Stores – 0.8%
Cabela’s, Inc., Class A (A)	106	6,964

Systems Software – 1.6%
A10 Networks, Inc. (A)	149	2,239
MICROS Systems, Inc. (A)	233	12,328

		14,567

Trading Companies & Distributors – 4.2%
Beacon Roofing Supply, Inc. (A)	229	8,865
Rush Enterprises, Inc. (A)	350	11,371
Watsco, Inc.	176	17,533

		37,769

Trucking – 2.3%
Landstar System, Inc.	262	15,491
Saia, Inc. (A)	147	5,625

		21,116

TOTAL COMMON STOCKS – 99.3%		$912,393
(Cost: $604,440)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.8%
Ecolab, Inc., 0.200%, 4–25–14 (B)	$1,878	1,878
Mondelez International, Inc., 0.160%, 4–1–14 (B)	5,167	5,167

		7,045

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.099%, 4–2–14 (C)	807	807

TOTAL SHORT-TERM SECURITIES – 0.9%		$7,852
(Cost: $7,852)

TOTAL INVESTMENT SECURITIES – 100.2%		$920,245
(Cost: $612,292)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(1,584)

NET ASSETS – 100.0%		$918,661

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2014.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$912,393	$—	$—
Short-Term Securities	—	7,852	—
Total	$912,393	$7,852	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$612,292

Gross unrealized appreciation	313,413
Gross unrealized depreciation	(5,460)

Net unrealized appreciation	$307,953

SCHEDULE OF INVESTMENTS Tax-Managed Equity Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.2%
Boeing Co. (The)	36	$4,480
Precision Castparts Corp.	20	4,979

		9,459

Apparel, Accessories & Luxury Goods – 0.0%
Vince Holding Corp. (A)	5	121

Application Software – 2.2%
Adobe Systems, Inc. (A)	97	6,390

Automotive Retail – 1.3%
AutoZone, Inc. (A)	7	3,706

Biotechnology – 9.9%
Alexion Pharmaceuticals, Inc. (A)	19	2,936
Biogen Idec, Inc. (A)	30	9,207
Gilead Sciences, Inc. (A)	178	12,584
Incyte Corp. (A)	41	2,173
KYTHERA Biopharmaceuticals, Inc. (A)	52	2,064

		28,964

Brewers – 1.7%
Anheuser-Busch InBev S.A. ADR	46	4,876

Broadcasting – 3.2%
CBS Corp., Class B	152	9,381

Cable & Satellite – 4.0%
Comcast Corp., Class A	111	5,532
Time Warner Cable, Inc.	46	6,283

		11,815

Casinos & Gaming – 6.4%
Las Vegas Sands, Inc.	150	12,102
Wynn Resorts Ltd.	28	6,242

		18,344

Communications Equipment – 0.9%
F5 Networks, Inc. (A)	24	2,548

Computer Hardware – 3.8%
Apple, Inc.	20	10,976

Construction & Farm Machinery & Heavy Trucks – 1.6%
Caterpillar, Inc.	47	4,690

Consumer Electronics – 2.1%
Harman International Industries, Inc.	58	6,182

Data Processing & Outsourced Services – 8.7%
FleetCor Technologies, Inc. (A)	35	3,982
MasterCard, Inc., Class A	144	10,758
Visa, Inc., Class A	50	10,707

		25,447

Fertilizers & Agricultural Chemicals – 2.2%
Monsanto Co.	57	6,428

Food Retail – 1.4%
Casey’s General Stores, Inc.	61	4,100

Footwear – 2.4%
NIKE, Inc., Class B	96	7,120

Health Care Facilities – 4.3%
HCA Holdings, Inc. (A)	141	7,418
Universal Health Services, Inc., Class B	63	5,195

		12,613

Hotels, Resorts & Cruise Lines – 1.8%
Hilton Worldwide Holdings, Inc. (A)	98	2,184
Starwood Hotels & Resorts Worldwide, Inc.	38	3,009

		5,193

Hypermarkets & Super Centers – 1.1%
Costco Wholesale Corp.	29	3,200

Industrial Machinery – 5.2%
Flowserve Corp.	50	3,893
Pall Corp.	54	4,840
Pentair, Inc.	82	6,538

		15,271

Internet Retail – 4.3%
Amazon.com, Inc. (A)	18	6,084
priceline.com, Inc. (A)	6	6,556

		12,640

Internet Software & Services – 5.5%
Facebook, Inc., Class A (A)	83	4,970
Google, Inc., Class A (A)	8	9,027
LinkedIn Corp., Class A (A)	12	2,127

		16,124

Movies & Entertainment – 1.7%
News Corp. Ltd., Class A	152	4,850

Oil & Gas Equipment & Services – 4.6%
Halliburton Co.	83	4,906
National Oilwell Varco, Inc.	20	1,526
Schlumberger Ltd.	72	7,030

		13,462

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Co.	30	2,527

Personal Products – 1.2%
Estee Lauder Co., Inc. (The), Class A	55	3,645

Pharmaceuticals – 1.5%
Bristol-Myers Squibb Co.	83	4,317

Railroads – 5.4%
Canadian Pacific Railway Ltd.	39	5,792
Kansas City Southern	48	4,940
Union Pacific Corp.	27	4,973

		15,705

Restaurants – 0.7%
Potbelly Corp. (A)	2	29
Starbucks Corp.	28	2,032

		2,061

Semiconductor Equipment – 1.8%
Applied Materials, Inc.	258	5,264

Semiconductors – 0.5%
Altera Corp.	43	1,558

Tobacco – 1.5%
Philip Morris International, Inc.	54	4,437

Wireless Telecommunication Service – 2.4%
SBA Communications Corp. (A)	78	7,068

TOTAL COMMON STOCKS – 99.4%		$290,482
(Cost: $192,586)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp.,
0.099%, 4–2–14 (B)	$979	979

TOTAL SHORT-TERM SECURITIES – 0.3%		$979
(Cost: $979)

TOTAL INVESTMENT SECURITIES – 99.7%		$291,461
(Cost: $193,565)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		757

NET ASSETS – 100.0%		$292,218

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$290,482	$—	$—
Short-Term Securities	—	979	—
Total	$290,482	$979	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$193,565

Gross unrealized appreciation	99,216
Gross unrealized depreciation	(1,320)

Net unrealized appreciation	$97,896

SCHEDULE OF INVESTMENTS Value Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.9%
Triumph Group, Inc.	124	$8,014

Apparel Retail – 0.1%
Limited Brands, Inc.	13	744

Biotechnology – 1.9%
Amgen, Inc.	133	16,380

Cable & Satellite – 6.6%
Comcast Corp., Class A	450	22,514
Time Warner Cable, Inc.	245	33,609

		56,123

Computer Storage & Peripherals – 7.2%
SanDisk Corp.	227	18,430
Western Digital Corp.	465	42,697

		61,127

Department Stores – 2.5%
J. C. Penney Co., Inc. (A)	401	3,457
Macy’s, Inc. (B)	306	18,143

		21,600

Diversified Banks – 3.7%
Wells Fargo & Co.	611	30,406

Diversified Chemicals – 3.2%
Dow Chemical Co. (The)	555	26,987

Drug Retail – 2.9%
CVS Caremark Corp.	329	24,614

Electronic Equipment & Instruments – 4.0%
Xerox Corp.	3,027	34,208

General Merchandise Stores – 2.2%
Target Corp.	305	18,462

Health Care Distributors – 2.1%
McKesson Corp.	100	17,586

Health Care Facilities – 2.2%
HCA Holdings, Inc. (A)	359	18,827

Home Improvement Retail – 1.3%
Lowe’s Co., Inc.	218	10,660

Industrial Machinery – 1.9%
Parker Hannifin Corp.	133	15,958

Integrated Oil & Gas – 2.8%
Occidental Petroleum Corp.	249	23,737

Investment Banking & Brokerage – 2.6%
Goldman Sachs Group, Inc. (The)	135	22,054

Life & Health Insurance – 2.4%
MetLife, Inc.	391	20,634

Managed Health Care – 2.8%
Aetna, Inc.	312		23,375

Oil & Gas Refining & Marketing – 4.0%
Marathon Petroleum Corp. (B)	218		18,953
Phillips 66 (B)	194		14,977

			33,930

Oil & Gas Storage & Transportation –10.3%
Access Midstream Partners L.P.	87		4,990
Atlas Energy L.P.	597		25,686
Atlas Pipeline Partners L.P.	808		25,947
Kinder Morgan Management LLC (A)	—	*	—	*
MarkWest Energy Partners L.P.	178		11,640
Regency Energy Partners L.P.	676		18,392

			86,655

Other Diversified Financial Services – 8.8%
Citigroup, Inc.	782		37,223
JPMorgan Chase & Co.	608		36,887

			74,110

Pharmaceuticals – 2.5%
Teva Pharmaceutical Industries Ltd. ADR	404		21,332

Property & Casualty Insurance – 2.7%
ACE Ltd.	233		23,031

Regional Banks – 2.6%
PNC Financial Services Group, Inc. (The)	254		22,055

Reinsurance – 1.5%
Reinsurance Group of America, Inc. (B)	164		13,075

Soft Drinks – 2.0%
Coca-Cola Enterprises, Inc.	346		16,535

Specialty Chemicals – 3.7%
LyondellBasell Industries N.V., Class A	359		31,938

Tobacco – 3.1%
Philip Morris International, Inc.	323		26,427

TOTAL COMMON STOCKS – 94.5%			$800,584
(Cost: $582,689)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.7%
Ecolab, Inc., 0.200%, 4–25–14 (C)	$5,202		5,201
Enbridge, Inc., 0.250%, 4–1–14 (C)	8,000		8,000
McCormick & Co., Inc., 0.120%, 4–1–14 (C)	9,796		9,796
PACCAR Financial Corp. (GTD by PACCAR, Inc.), 0.090%, 5–2–14 (C)	7,500		7,499
Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank), 0.110%, 4–25–14 (C)	10,000		10,000

			40,496

Master Note – 0.6%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (D)	4,409		4,409

Municipal Obligations – Taxable – 0.2%
Columbus Rgnl Arpt Auth, Cap Fund Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.), 0.060%, 4–7–14 (D)	2,000	2,000

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government), 0.120%, 4–7–14 (D)	1,778	1,778

TOTAL SHORT-TERM SECURITIES – 5.7%		$48,683
(Cost: $48,683)

TOTAL INVESTMENT SECURITIES –100.2%		$849,267
(Cost: $631,372)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(1,333)

NET ASSETS – 100.0%		$847,934

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the yield to maturity at March 31, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Limited Brands, Inc.	N/A	Put	479	May 2014	$54.00	$143	$(38)
	N/A	Put	479	May 2014	56.50	160	(79)
	N/A	Put	479	May 2014	59.00	166	(148)
Macy’s, Inc.	N/A	Call	406	May 2014	55.00	155	(204)
Marathon Petroleum Corp.	N/A	Call	266	April 2014	77.50	304	(275)
	N/A	Call	533	April 2014	80.00	702	(414)
	N/A	Call	533	April 2014	82.50	612	(280)
Philip Morris International, Inc.	N/A	Put	182	June 2014	80.00	77	(26)
Phillips 66	N/A	Call	533	May 2014	72.50	401	(301)
	N/A	Call	533	May 2014	75.00	305	(203)
Reinsurance Group of America, Inc.	N/A	Call	709	April 2014	80.00	28	(62)
Teva Pharmaceutical Industries Ltd. ADR	N/A	Put	999	May 2014	45.00	50	(19)
						$3,103	$(2,049)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$800,584	$—	$—
Short-Term Securities	—	48,683	—
Total	$800,584	$48,683	$—
Liabilities
Written Options	$981	$1,068	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$631,372

Gross unrealized appreciation	224,929
Gross unrealized depreciation	(7,034)

Net unrealized appreciation	$217,895

SCHEDULE OF INVESTMENTS Vanguard Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.3%
Boeing Co. (The)	266	$33,380
Precision Castparts Corp.	110	27,728

		61,108

Apparel Retail – 0.7%
Limited Brands, Inc.	169	9,611

Apparel, Accessories & Luxury Goods – 1.1%
lululemon athletica, Inc. (A)	75	3,939
Under Armour, Inc., Class A (A)	99	11,315

		15,254

Application Software – 2.2%
Adobe Systems, Inc. (A)	473	31,082

Automotive Retail – 1.5%
AutoZone, Inc. (A)	18	9,399
O’Reilly Automotive, Inc. (A)	81	11,946

		21,345

Biotechnology – 11.0%
Biogen Idec, Inc. (A)	193	59,095
Celgene Corp. (A)	291	40,679
Gilead Sciences, Inc. (A)	833	59,033

		158,807

Brewers – 2.3%
Anheuser-Busch InBev S.A. ADR	305	32,064

Broadcasting – 2.5%
CBS Corp., Class B	590	36,450

Cable & Satellite – 1.6%
Comcast Corp., Class A	464	23,194

Casinos & Gaming – 8.2%
Las Vegas Sands, Inc.	805	65,036
Wynn Resorts Ltd.	243	54,049

		119,085

Computer Hardware – 2.1%
Apple, Inc.	57	30,326

Consumer Electronics – 2.9%
Harman International Industries, Inc.	395	42,039

Data Processing & Outsourced Services – 9.2%
FleetCor Technologies, Inc. (A)	183	21,029
MasterCard, Inc., Class A	801	59,849
Visa, Inc., Class A	238	51,375

		132,253

Diversified Chemicals – 1.7%
PPG Industries, Inc.	124	23,950

Footwear – 1.0%
NIKE, Inc., Class B	195	14,395

Health Care Facilities – 1.7%
HCA Holdings, Inc. (A)	462	24,260

Home Improvement Retail – 2.5%
Home Depot, Inc. (The)	456	36,067

Hotels, Resorts & Cruise Lines – 0.2%
Hilton Worldwide Holdings, Inc. (A)	100	2,233

Industrial Machinery – 5.2%
Flowserve Corp.	355	27,811
Pall Corp.	170	15,192
Pentair, Inc.	399	31,617

		74,620

Internet Retail – 3.3%
Amazon.com, Inc. (A)	69	23,287
priceline.com, Inc. (A)	21	24,434

		47,721

Internet Software & Services – 6.8%
Facebook, Inc., Class A (A)	701	42,210
Google, Inc., Class A (A)	40	44,024
LinkedIn Corp., Class A (A)	62	11,392

		97,626

IT Consulting & Other Services – 1.4%
Cognizant Technology Solutions Corp., Class A (A)	407	20,588

Life Sciences Tools & Services – 0.8%
Illumina, Inc. (A)	76	11,283

Motorcycle Manufacturers – 2.7%
Harley-Davidson, Inc.	576	38,367

Movies & Entertainment – 0.8%
News Corp. Ltd., Class A	359	11,480

Oil & Gas Equipment & Services – 2.8%
National Oilwell Varco, Inc.	99	7,686
Schlumberger Ltd.	331	32,309

		39,995

Pharmaceuticals – 2.5%
Bristol-Myers Squibb Co.	369	19,175
Shire Pharmaceuticals Group plc ADR	112	16,695

		35,870

Railroads – 6.7%
Canadian Pacific Railway Ltd.	288	43,264
Kansas City Southern	151	15,380
Union Pacific Corp.	206	38,695

		97,339

Restaurants – 0.4%
Starbucks Corp.	78	5,709

Semiconductor Equipment – 3.1%
Applied Materials, Inc.	2,165	44,203

Semiconductors – 1.9%
Xilinx, Inc.	499	27,059

Specialty Stores – 0.6%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	84	8,208

Tobacco – 1.0%
Philip Morris International, Inc.	179	14,614

Wireless Telecommunication Service – 2.3%
American Tower Corp., Class A	140	11,470
Crown Castle International Corp.	286	21,131

		32,601

TOTAL COMMON STOCKS – 99.0%		$1,420,806
(Cost: $940,468)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 0.3%
Enbridge, Inc., 0.250%, 4–1–14 (B)	$5,000	5,000

Master Note – 0.2%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (C)	2,165	2,165

TOTAL SHORT-TERM SECURITIES – 0.5%		$7,165
(Cost: $7,165)

TOTAL INVESTMENT SECURITIES – 99.5%		$1,427,971
(Cost: $947,633)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		7,713

NET ASSETS – 100.0%		$1,435,684

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2014.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,420,806	$—	$—
Short-Term Securities	—	7,165	—
Total	$1,420,806	$7,165	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$947,633

Gross unrealized appreciation	489,157
Gross unrealized depreciation	(8,819)

Net unrealized appreciation	$480,338

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 29, 2014

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2014